UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036
______________________________________________

UBS Relationship Funds
______________________________________________________________________________
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq. UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)
Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund

Industry diversification (unaudited)1
As a percentage of net assets as of March 31, 2013

Common stocks
Aerospace & defense	1.11%
Airlines	0.53
Auto components	0.48
Automobiles	0.79
Beverages	1.13
Biotechnology	0.99
Building products	0.26
Capital markets	1.07
Chemicals	1.44
Commercial banks	3.35
Commercial services & supplies	0.16
Communications equipment	0.34
Computers & peripherals	1.13
Construction & engineering	0.27
Construction materials	0.53
Consumer finance	0.14
Diversified financial services	1.19
Diversified telecommunication services	0.59
Electric utilities	0.65
Electrical equipment	0.33
Electronic equipment, instruments & components	0.12
Energy equipment & services	1.16
Food & staples retailing	0.51
Food products	1.52
Gas utilities	0.33
Health care equipment & supplies	0.39
Health care providers & services	0.81
Hotels, restaurants & leisure	0.64
Household durables	0.07
Household products	0.15
Industrial conglomerates	0.75
Insurance	2.15
Internet & catalog retail	0.69
Internet software & services	0.79
IT services	1.02
Leisure equipment & products	0.25
Life sciences tools & services	0.22
Machinery	1.41
Marine	0.05
Media	1.21
Metals & mining	1.28
Multiline retail	0.43
Multi-utilities	0.41
Oil, gas & consumable fuels	2.64
Paper & forest products	0.35
Personal products	0.44
Pharmaceuticals	2.20
Professional services	0.44
Real estate investment trust (REIT)	0.47
Real estate management & development	0.42
Road & rail	0.74
Semiconductors & semiconductor equipment	1.28
Software	1.83
Specialty retail	0.07
Textiles, apparel & luxury goods	1.06
Tobacco	0.85
Trading companies & distributors	0.68
Wireless telecommunication services	1.49
Total common stocks	47.80%

Preferred stock	0.26

Bonds
Mortgage & agency debt securities	0.04
US government obligations	1.78
Non-US government obligations	6.37

Total bonds	8.19%
Investment companies
iShares iBoxx $ High Yield Corporate Bond Fund	1.00
iShares JPMorgan USD Emerging Markets Bond Fund	1.89
UBS Credit Bond Relationship Fund	4.90
UBS Emerging Markets Equity Relationship Fund	6.59
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	2.65
UBS Global Corporate Bond Relationship Fund	5.90
UBS High Yield Relationship Fund	4.94

Total investment companies	27.87%
Warrant	0.04
Short-term investment	12.96
Investment of cash collateral from securities loaned	3.94

Total investments	101.06%
Liabilities, in excess of cash and other assets	(1.06)

Net assets	100.00%

[1]	Figures represent the direct investments of UBS Global Securities Relationship Fund (excluding derivatives exposure). Figures might be different if a breakdown of the underlying investment companies and derivatives exposure was included.

UBS Global Securities Relationship Fund — Portfolio of investments
March 31, 2013 (unaudited)

	Shares	Value

Common stocks — 47.80%
Australia — 1.00%
Australia & New Zealand Banking Group Ltd.	47,935	$1,423,862
Orica Ltd.	40,149	1,022,037
Westfield Group, REIT	85,237	962,878

Total Australia common stocks		3,408,777

Brazil — 0.31%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR[1]	3,100	165,168
Cia de Bebidas das Americas ADR	1,350	57,145
Cosan Ltd., Class A	6,600	128,700
Itau Unibanco Holding SA ADR	10,900	194,020
JHSF Participacoes SA*	29,100	110,885
Lojas Renner SA	3,900	145,945
Minerva SA*	10,300	66,772
Vale SA ADR	10,100	174,629

Total Brazil common stocks		1,043,264

Canada — 1.68%
Canadian Oil Sands Ltd.	43,500	896,677
Lululemon Athletica, Inc.*1	7,900	492,565
PetroBakken Energy Ltd.[1]	54,697	475,439
Petrobank Energy & Resources Ltd.*	44,700	30,802
Petrominerales Ltd.	35,428	215,529
Royal Bank of Canada	28,100	1,692,888
Suncor Energy, Inc.	40,900	1,225,571
Teck Resources Ltd., Class B	23,100	650,352

Total Canada common stocks		5,679,823

China — 1.64%
AAC Technologies Holdings, Inc.	29,000	139,348
AIA Group Ltd.	355,886	1,558,782
Anhui Conch Cement Co., Ltd., H Shares	19,500	64,686
Brilliance China Automotive Holdings Ltd.*	252,000	296,068
China Liansu Group Holdings Ltd.	62,900	35,653
China Lumena New Materials Corp.	118,000	25,386
China Overseas Land & Investment Ltd.	34,000	93,732
China Shipping Container Lines Co., Ltd., H Shares*	647,000	175,033
China ZhengTong Auto Services Holdings Ltd.*	281,500	183,858
Dongfang Electric Corp. Ltd., H Shares	11,000	18,223
Dongyue Group	35,000	20,290
Evergrande Real Estate Group Ltd.	292,000	117,740
Harbin Electric Co., Ltd., H Shares	34,000	27,638
Jardine Matheson Holdings Ltd.	21,200	1,380,120
Kingboard Chemical Holdings Ltd.	14,500	41,281
Lee & Man Paper Manufacturing Ltd.	353,000	276,486
Nine Dragons Paper Holdings Ltd.[1]	424,000	398,189
Sands China Ltd.	50,800	263,406
Shanghai Electric Group Co., Ltd., H Shares	54,000	21,008
Shimao Property Holdings Ltd.	78,500	150,679
Tencent Holdings Ltd.	4,300	136,713
Vipshop Holdings Ltd. ADR*	4,300	130,591

Total China common stocks		5,554,910

Denmark — 0.25%
FLSmidth & Co. A/S	13,930	843,263

Finland — 0.53%
Sampo Oyj, Class A	47,000	1,807,408

France — 0.74%
Carrefour SA	53,402	1,461,821
Schneider Electric SA	14,242	1,040,598

Total France common stocks		2,502,419

Germany — 2.53%
Bayer AG	13,837	1,427,293
Beiersdorf AG	6,373	588,511
Deutsche Bank AG	25,510	994,570
E.ON SE	48,412	845,215
Fresenius Medical Care AG & Co. KGaA	8,559	577,642
HeidelbergCement AG	16,935	1,216,958
Infineon Technologies AG	122,824	969,843
MAN SE	5,629	605,167
SAP AG	16,865	1,351,150

Total Germany common stocks		8,576,349

India — 0.10%
HDFC Bank Ltd. ADR	5,300	198,326
ICICI Bank Ltd. ADR	3,400	145,860

Total India common stocks		344,186

Indonesia — 0.32%
Alam Sutera Realty Tbk PT	2,554,000	281,222
Astra International Tbk PT	23,500	19,105
Bank Rakyat Indonesia Persero Tbk PT	300,000	270,131
Lippo Karawaci Tbk PT	535,000	75,426
Media Nusantara Citra Tbk PT	307,500	89,394
Perusahaan Gas Negara Persero Tbk PT	282,500	172,974
Semen Indonesia Persero Tbk PT	66,500	121,127
Wijaya Karya Persero Tbk PT	333,500	69,497

Total Indonesia common stocks		1,098,876

Ireland — 0.25%
Ryanair Holdings PLC ADR	20,000	835,600

Israel — 0.34%
Teva Pharmaceutical Industries Ltd. ADR	29,200	1,158,656

Italy — 0.38%
Fiat Industrial SpA	114,877	1,291,427

Japan — 4.91%
Asahi Glass Co., Ltd.	124,000	857,534
Bridgestone Corp.	46,000	1,539,279
ITOCHU Corp.	130,700	1,595,308
KDDI Corp.[1]	30,400	1,267,541
Mitsubishi Corp.	37,400	699,251
Mitsubishi UFJ Financial Group, Inc.	257,800	1,544,582
ORIX Corp.	112,100	1,424,248
Sankyo Co., Ltd.	17,900	836,671
Shin-Etsu Chemical Co., Ltd.	20,600	1,358,963
THK Co., Ltd.	53,300	1,050,882
Tokio Marine Holdings, Inc.	45,500	1,306,974
Tokyo Gas Co., Ltd.	174,000	938,992
Toyota Motor Corp.	43,400	2,224,518

Total Japan common stocks		16,644,743

Luxembourg — 0.15%
ArcelorMittal	39,249	505,629

Macau — 0.14%
Melco Crown Entertainment Ltd. ADR*	20,700	483,138

Malaysia — 0.10%
Axiata Group Bhd	106,400	227,472
Sapurakencana Petroleum Bhd*	133,000	128,855

Total Malaysia common stocks		356,327

Mexico — 0.33%
Alsea SAB de CV*	68,000	195,333
Cemex SAB de CV ADR*	31,600	385,836
Grupo Financiero Banorte SAB de CV, Class O1	52,000	415,446
Grupo Televisa SAB ADR	4,900	130,389

Total Mexico common stocks		1,127,004

Netherlands — 1.17%
Heineken NV	19,194	1,446,705
Koninklijke DSM NV	21,342	1,242,292
NXP Semiconductor NV*	11,700	354,042
Wolters Kluwer NV	41,727	911,164

Total Netherlands common stocks		3,954,203

Norway — 0.76%
Statoil ASA	30,518	737,772
Telenor ASA	83,466	1,824,870

Total Norway common stocks		2,562,642

Philippines — 0.33%
Alliance Global Group, Inc.	656,400	340,183
Bloomberry Resorts Corp.*	321,400	112,147
Megaworld Corp.	2,413,000	230,007
Metropolitan Bank & Trust	91,330	261,838
SM Investments Corp.	5,975	163,247

Total Philippines common stocks		1,107,422

Russia — 0.02%
Uralkali OJSC GDR[2]	1,610	59,377

Singapore — 0.11%
Avago Technologies Ltd.	10,100	362,792

South Africa — 0.06%
Life Healthcare Group Holdings Ltd.	28,247	106,287
Shoprite Holdings Ltd.	4,683	93,097

Total South Africa common stocks		199,384

South Korea — 0.32%
Able C&C Co., Ltd.	2,385	186,075
Amorepacific Corp.	108	90,858
Hyundai Heavy Industries Co., Ltd.	498	95,786
Hyundai Motor Co.	727	146,040
Kangwon Land, Inc.	4,370	120,778
Korean Air Lines Co., Ltd.*	570	20,800
LG Chem Ltd.	412	98,131
Samsung Electronics Co., Ltd.	239	324,366

Total South Korea common stocks		1,082,834

Spain — 0.12%
Acciona SA	7,763	423,216

Sweden — 0.18%
Lundin Petroleum AB*	27,821	601,969

Switzerland — 2.28%
Credit Suisse Group AG*	41,681	1,093,726
Nestle SA	37,367	2,702,248
Novartis AG	38,768	2,754,558
SGS SA1	487	1,194,286

Total Switzerland common stocks		7,744,818

Taiwan — 0.31%
Largan Precision Co., Ltd.	14,000	365,187
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,800	477,882
Uni-President Enterprises Corp.	117,829	223,423

Total Taiwan common stocks		1,066,492

Thailand — 0.32%
Home Product Center PCL	122,900	70,504
Jasmine International PCL	759,700	169,918
Land and Houses PCL NVDR	307,400	134,360
LPN Development PCL	160,800	138,644
Minor International PCL	65,500	54,798
Pruksa Real Estate PCL	65,800	67,407
Sri Trang Agro-Industry PCL	172,800	95,000
Supalai PCL	88,600	62,929
Thanachart Capital PCL	80,500	123,011
Tisco Financial Group PCL	95,200	179,607

Total Thailand common stocks		1,096,178

Turkey — 0.11%
Turk Hava Yollari*	88,136	360,474

United Kingdom — 5.16%
Barclays PLC	254,577	1,126,218
BP PLC	336,528	2,351,641
HSBC Holdings PLC	233,789	2,495,495
Imperial Tobacco Group PLC	49,945	1,744,686
Prudential PLC	79,694	1,289,620
Rio Tinto PLC	30,570	1,432,970
SABMiller PLC	37,461	1,971,713
Sage Group PLC	229,586	1,195,490
SSE PLC	41,555	937,008
Vodafone Group PLC	623,741	1,768,489
Xstrata PLC	72,495	1,176,429

Total United Kingdom common stocks		17,489,759

United States — 20.85%
Acorda Therapeutics, Inc.*	10,700	342,721
Adobe Systems, Inc.*	22,800	992,028
Aegerion Pharmaceuticals, Inc.*	6,000	242,040
Agilent Technologies, Inc.	11,500	482,655
Allergan, Inc.	9,100	1,015,833
Alnylam Pharmaceuticals, Inc.*	11,100	270,507
Amazon.com, Inc.*	5,500	1,465,695
American Capital Agency Corp., REIT	11,100	363,858
Apple, Inc.	6,720	2,974,474
Archer-Daniels-Midland Co.	18,100	610,513
Atmel Corp.*	54,600	380,016
Baker Hughes, Inc.	15,600	723,996
Baxter International, Inc.	10,000	726,400
Biogen Idec, Inc.*	2,900	559,439
Bio-Rad Laboratories, Inc., Class A*	2,159	272,034
Boeing Co.	11,900	1,021,615
Broadcom Corp., Class A	12,400	429,908
Cabot Oil & Gas Corp.	5,600	378,616
Cardinal Health, Inc.	20,700	861,534
Citigroup, Inc.	29,290	1,295,790
Coach, Inc.	10,700	534,893

Colgate-Palmolive Co.	4,200	495,726
Comcast Corp., Class A	23,400	983,034
Concho Resources, Inc.*	5,000	487,150
Crown Castle International Corp.*	7,000	487,480
Cubist Pharmaceuticals, Inc.*	5,100	238,782
Cummins, Inc.	3,900	451,659
Danaher Corp.	10,200	633,930
Digital Realty Trust, Inc., REIT	3,900	260,949
Discover Financial Services	7,500	336,300
Dollar General Corp.*	15,800	799,164
Dow Chemical Co.	18,100	576,304
eBay, Inc.*	15,400	834,988
Edison International	7,200	362,304
EOG Resources, Inc.	4,500	576,315
Estee Lauder Cos., Inc., Class A	9,900	633,897
Facebook, Inc., Class A*	23,800	608,804
Fidelity National Information Services, Inc.	13,700	542,794
First Cash Financial Services, Inc.*	2,200	128,348
FMC Technologies, Inc.*	11,100	603,729
Freescale Semiconductor Ltd.*1	12,100	180,169
General Dynamics Corp.	16,700	1,177,517
Gilead Sciences, Inc.*	26,900	1,316,217
Google, Inc., Class A*	1,370	1,087,821
Halliburton Co.	23,900	965,799
Hertz Global Holdings, Inc.*	39,400	877,044
Hess Corp.	11,600	830,676
Hospira, Inc.*	11,600	380,828
IHS, Inc., Class A*	2,900	303,688
Illinois Tool Works, Inc.	20,900	1,273,646
Impax Laboratories, Inc.*	13,400	206,896
Informatica Corp.*	8,100	279,207
IntercontinentalExchange, Inc.*	2,200	358,754
International Paper Co.	10,900	507,722
Interpublic Group of Cos., Inc.	29,700	386,991
Intuitive Surgical, Inc.*	690	338,921
Invesco Ltd.	18,500	535,760
JPMorgan Chase & Co.	19,800	939,708
Kraft Foods Group, Inc.	14,133	728,273
Las Vegas Sands Corp.	11,100	625,485
Liberty Global, Inc., Class A*1	4,100	300,940
Ligand Pharmaceuticals, Inc., Class B*	14,553	387,837
Lincoln National Corp.	17,700	577,197
Macy’s, Inc.	12,200	510,448
MasterCard, Inc., Class A	1,270	687,235
McDermott International, Inc.*	32,500	357,175
Medtronic, Inc.	6,000	281,760
MetLife, Inc.	12,100	460,042
MetroPCS Communications, Inc.*	79,000	861,100
Michael Kors Holdings Ltd.*	12,000	681,480
Micron Technology, Inc.*	48,400	483,032
Mohawk Industries, Inc.*	2,100	237,552
Mondelez International, Inc., Class A	26,500	811,165
Monster Beverage Corp.*	7,200	343,728
Morgan Stanley	46,000	1,011,080
NetApp, Inc.*	25,100	857,416
NextEra Energy, Inc.	6,300	489,384
NII Holdings, Inc.*1	120,700	522,631
NIKE, Inc., Class B	11,100	655,011
Noble Corp.	17,400	663,810
Norfolk Southern Corp.	12,700	978,916
PG&E Corp.	12,100	538,813
Philip Morris International, Inc.	11,900	1,103,249
Precision Castparts Corp.	3,900	739,518
Priceline.com, Inc.*	1,100	756,723
Progressive Corp.	12,000	303,240
QUALCOMM, Inc.	15,300	1,024,335
Ralph Lauren Corp.	7,300	1,235,963
Salesforce.com, Inc.*	3,650	652,730
Salix Pharmaceuticals Ltd.*	7,400	378,732
Schlumberger Ltd.	5,700	426,873
ServiceNow, Inc.*1	8,400	304,080
ServiceSource International, Inc.*	68,200	482,174
Sherwin-Williams Co.	2,700	456,003
Sirius XM Radio, Inc.	67,000	206,360
Skyworks Solutions, Inc.*	16,500	363,495
Spirit Airlines, Inc.*	21,500	545,240
Starbucks Corp.	6,300	358,848
Steel Dynamics, Inc.	26,600	422,142
Symantec Corp.*	30,300	747,804
Teradata Corp.*	9,900	579,249
Time Warner, Inc.	8,300	478,246
Union Pacific Corp.	4,400	626,604
United Technologies Corp.	8,700	812,841
UnitedHealth Group, Inc.	21,600	1,235,736
US Bancorp	20,800	705,744
Viacom, Inc., Class B	9,700	597,229

Visa, Inc., Class A		6,900	1,171,896
VMware, Inc., Class A*		8,900	702,032
Waste Management, Inc.		14,100	552,861
Wells Fargo & Co.		14,700	543,753
Zoetis, Inc.*		4,900	163,660

Total United States common stocks			70,662,456

Total common stocks
(cost $143,051,901)			162,035,815

Preferred stock — 0.26%
Germany — 0.26%
Volkswagen AG, Preference shares (cost $773,841)		4,472	888,527

	Face amount

Bonds — 8.19%
Mortgage & agency debt securities — 0.04%
United States — 0.04%
Federal Home Loan Mortgage Corp. Gold Pools,
#G00194, 7.500%, due 02/01/24[3]		$60,660	69,842
Federal National Mortgage Association Pools,
#253824, 7.000%, due 03/01/31[3]		58,622	68,995

Total mortgage & agency debt securities (cost $121,783)			138,837

US government obligations — 1.78%
US Treasury Bonds,
2.750%, due 08/15/42		45,000	41,751
2.750%, due 11/15/42[1]		370,000	342,944
5.375%, due 02/15/31		350,000	486,883
8.000%, due 11/15/21		685,000	1,043,769
US Treasury Notes,
0.125%, due 12/31/14[1]		1,050,000	1,048,195
0.250%, due 11/30/14		895,000	895,350
0.750%, due 12/31/17		1,010,000	1,011,341
1.625%, due 11/15/22[1]		310,000	304,502
2.500%, due 04/30/15		810,000	847,463

Total US government obligations
(cost $5,870,484)			6,022,198

Non-US government obligations — 6.37%
Australia — 1.15%
Government of Australia,
5.750%, due 05/15/21	AUD	3,200,000	3,903,762

Canada — 0.00%[4]
Government of Canada,
5.750%, due 06/01/29	CAD	100	144
8.000%, due 06/01/23		200	309

			453

Finland — 0.32%
Government of Finland,
4.375%, due 07/04/19	EUR	705,000	1,093,068

France — 0.45%
Government of France,
3.750%, due 04/25/21		660,000	981,214
4.500%, due 04/25/41		335,000	537,453

			1,518,667

Germany — 1.86%
Bundesrepublik Deutschland,
1.500%, due 04/15/16[5]		2,357,487	3,290,293
3.250%, due 07/04/21		1,175,000	1,780,101
4.000%, due 07/04/16		400,000	578,258
4.000%, due 01/04/37		380,000	654,131

			6,302,783

Italy — 0.80%
Buoni Poliennali Del Tesoro,
3.000%, due 04/15/15		850,000	1,105,263
4.250%, due 02/01/19		1,230,000	1,609,943

			2,715,206

Sweden — 0.83%
Kingdom of Sweden,
4.250%, due 03/12/19	SEK	9,290,000	1,654,980
5.000%, due 12/01/20		5,970,000	1,140,984

			2,795,964

United Kingdom — 0.96%
UK Gilts,
3.750%, due 09/07/21	GBP	1,205,000	2,154,616
4.250%, due 12/07/49		295,000	548,594
4.750%, due 12/07/38		275,000	547,268

			3,250,478

Total Non-US government obligations (cost $21,103,706)			21,580,381

Total bonds
(cost $27,095,973)			27,741,416

	Shares

Investment companies — 27.87%
iShares iBoxx $ High Yield Corporate Bond Fund[1]	35,800	3,377,730
iShares JPMorgan USD Emerging Markets Bond Fund[1]	54,500	6,402,115
UBS Credit Bond Relationship Fund*6	986,137	16,620,749
UBS Emerging Markets Equity Relationship Fund*6	593,790	22,351,805
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*6	640,979	8,974,606
UBS Global Corporate Bond Relationship Fund*6	1,595,055	20,001,038
UBS High Yield Relationship Fund*6	524,030	16,742,750

Total investment companies
(cost $85,062,947)		94,470,793

	Number of
	warrants

Warrant — 0.04%
Russia — 0.04%
Sberbank of Russia,
strike @ USD 0.00001, expires 10/14/15*
(cost $113,806)	39,204	124,344

	Shares

Short-term investment — 12.96%
Investment company — 12.96%
UBS Cash Management Prime Relationship Fund[6]
(cost $43,941,907)	43,941,907	43,941,907

Investment of cash collateral from securities loaned — 3.94%
UBS Private Money Market Fund LLC[6]
(cost $13,347,083)	13,347,083	13,347,083

Total investments — 101.06%
(cost $313,387,458)		342,549,885
Liabilities, in excess of cash and other assets — (1.06)%		(3,598,610)

Net assets — 100.00%		$338,951,275

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$33,268,697
Gross unrealized depreciation	(4,106,270)

Net unrealized appreciation of investments	$29,162,427

For a list of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

						Unrealized
					Maturity	appreciation/
Counterparty	Contracts to deliver		In exchange for		date	(depreciation)

CSI	JPY	159,400,000	USD	1,688,448	06/19/13	$(5,804)
CSI	USD	7,110,618	EUR	5,430,000	06/19/13	(146,203)
JPMCB	CAD	3,325,000	USD	3,233,763	06/19/13	(33,521)
JPMCB	CZK	66,070,000	USD	3,390,639	06/19/13	103,076
JPMCB	GBP	1,390,000	USD	2,107,172	06/19/13	(4,000)
JPMCB	HKD	15,225,000	USD	1,962,955	06/19/13	870
JPMCB	IDR	21,426,100,000	USD	2,182,551	06/19/13	2
JPMCB	NOK	30,390,000	USD	5,306,589	06/19/13	119,502
JPMCB	SEK	11,550,000	USD	1,784,024	06/19/13	14,568
JPMCB	THB	50,410,000	USD	1,714,743	06/19/13	1,683
JPMCB	USD	5,422,910	INR	299,670,000	06/19/13	1,569
JPMCB	USD	3,734,148	KRW	4,093,000,000	06/19/13	(70,852)
JPMCB	USD	3,069,745	PHP	125,000,000	06/19/13	(4,892)
JPMCB	USD	5,024,296	PLN	16,130,000	06/19/13	(102,010)
JPMCB	USD	1,670,695	SGD	2,070,000	06/19/13	(1,478)
JPMCB	USD	3,308,963	ZAR	29,600,000	06/19/13	(124,113)
MSCI	USD	19,193,747	JPY	1,765,700,000	06/19/13	(426,240)
RBS	AUD	11,875,000	USD	12,077,944	06/19/13	(212,692)
RBS	CHF	3,182,856	EUR	2,610,000	06/19/13	(8,735)
RBS	NZD	15,720,000	USD	12,931,744	06/19/13	(152,057)
RBS	USD	7,203,540	MXN	93,610,000	06/19/13	319,365

Net unrealized depreciation on forward foreign currency contracts						$(731,962)

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

Index futures buy contracts:
Dow Jones EURO STOXX 50 Index, 71 contracts (EUR)	June 2013	$2,417,578	$2,324,430	$(93,148)
E-mini S&P 500 Index, 339 contracts (USD)	June 2013	26,266,418	26,487,765	221,347
FTSE 100 Index, 139 contracts (GBP)	June 2013	13,631,691	13,413,537	(218,154)
OMX Stockholm 30 Index, 283 contracts (SEK)	April 2013	5,165,905	5,167,919	2,014
SPI 200 Index, 75 contracts (AUD)	June 2013	9,877,602	9,696,359	(181,243)
TOPIX Index, 41 contracts (JPY)	June 2013	4,329,754	4,531,843	202,089

Index futures sell contracts:
E-mini NASDAQ 100 Index, 178 contracts (USD)	June 2013	(9,929,208)	(10,007,160)	(77,952)

Net unrealized depreciation on futures contracts				$(145,047)

Options written

	Expiration	Premiums
	date	received	Value

Call option
NIKKEI 225 Index, 65 contracts, strike @ JPY 13,000.00	December 2013	$413,975	$(393,584)

Written options activity for the period ended March 31, 2013 was as follows:

	Number of	Premiums
	contracts	received

Options outstanding at December 31, 2012	—	$—
Options written	65	413,975
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—

Options outstanding at March 31, 2013	65	$413,975

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices
	in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)[1]	(Level 2)	(Level 3)	Total

Common stocks	$162,035,815	$—	$—	$162,035,815
Preferred stock	888,527	—	—	888,527
Mortgage & agency debt securities	—	138,837	—	138,837
US government obligations	—	6,022,198	—	6,022,198
Non-US government obligations	—	21,580,381	—	21,580,381
Investment companies	9,779,845	84,690,948	—	94,470,793
Warrant	—	124,344	—	124,344
Short-term investment	—	43,941,907	—	43,941,907
Investment of cash collateral from
securities loaned	—	13,347,083	—	13,347,083
Forward foreign currency contracts,
net	—	(731,962)	—	(731,962)
Futures contracts, net	(145,047)	—	—	(145,047)
Options written	(393,584)	—	—	(393,584)

Total	$172,165,556	$169,113,736	$—	$341,279,292

[1]	At March 31, 2013, securities valued at $78,041,037 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

Portfolio footnotes
*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at March 31, 2013.
[2]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2013, the value of this security amounted to $59,377 or 0.02% of net assets.
[3]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[4]	Amount represents less than 0.005%.
[5]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[6]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	12/31/12	03/31/13	03/31/13	03/31/13	03/31/13	03/31/13	03/31/13

UBS Cash Management Prime Relationship Fund	$38,518,857	$19,189,087	$13,766,037	$—	$—	$43,941,907	$19,470
UBS Private Money Market Fund LLC[a]	2,982,916	63,932,958	53,568,791	—	—	13,347,083	704
UBS Credit Bond Relationship Fund	26,625,012	—	10,000,000	1,125,549	(1,129,812)	16,620,749	—
UBS Emerging Markets Equity Relationship Fund	23,165,119	—	—	—	(813,314)	22,351,805	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	8,786,350	—	—	—	188,256	8,974,606	—
UBS Global Corporate Bond Relationship Fund	20,001,038	—	—	—	—	20,001,038	—
UBS High Yield Relationship Fund	16,323,474	—	—	—	419,276	16,742,750	—
UBS Small-Cap Equity Relationship Fund	5,786,545	—	6,356,350	2,645,356	(2,075,551)	—	—

	$142,189,311	$83,122,045	$83,691,178	$3,770,905	$(3,411,145)	$141,979,938	$20,174

[a]	The adviser does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Emerging Markets Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2013

Common stocks
Automobiles	5.54%
Beverages	2.93
Chemicals	3.40
Commercial banks	23.46
Construction & engineering	0.80
Construction materials	2.02
Diversified financial services	1.47
Diversified telecommunication services	3.87
Electric utilities	0.22
Electronic equipment, instruments & components	1.81
Food & staples retailing	0.34
Insurance	2.12
IT services	2.71
Media	2.54
Metals & mining	5.17
Oil, gas & consumable fuels	8.38
Personal products	1.10
Pharmaceuticals	1.22
Real estate management & development	1.50
Semiconductors & semiconductor equipment	11.44
Specialty retail	4.43
Thrifts & mortgage finance	2.38
Tobacco	1.02
Wireless telecommunication services	3.73

Total common stocks	93.60%
Preferred stocks	3.64
Short-term investment	0.84

Total investments	98.08%
Cash and other assets, less liabilities	1.92

Net assets	100.00%

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments
March 31, 2013 (unaudited)

	Shares	Value

Common stocks — 93.60%
Brazil — 10.87%
Banco Bradesco SA ADR	448,910	$7,640,448
Cia de Bebidas das Americas ADR	68,900	2,916,537
Cia Hering	357,300	6,383,041
Gerdau SA ADR	842,800	6,497,988
Itau Unibanco Holding SA ADR	640,705	11,404,549
Vale SA ADR	46,300	765,339

Total Brazil common stocks		35,607,902

China — 13.11%
Belle International Holdings Ltd.	3,468,000	5,763,209
China Construction Bank Corp., H Shares	14,900,300	12,169,699
China Overseas Land & Investment Ltd.	258,400	712,364
China Resources Land Ltd.	1,499,900	4,192,930
China Unicom Hong Kong Ltd.	2,752,600	3,687,840
CNOOC Ltd.	3,066,000	5,893,002
Hengan International Group Co., Ltd.	367,500	3,595,677
Ping An Insurance Group Co. of China Ltd., H Shares	894,500	6,937,012

Total China common stocks		42,951,733

Czech Republic — 0.22%
CEZ AS	24,877	728,072

India — 12.06%
Bajaj Auto Ltd.	178,386	5,906,431
HDFC Bank Ltd.	676,112	7,779,331
Housing Development Finance Corp.	513,758	7,810,351
Infosys Ltd. ADR	164,400	8,862,804
Jindal Steel & Power Ltd.	261,425	1,672,687
Mahindra & Mahindra Ltd.	220,351	3,491,965
Sun Pharmaceutical Industries Ltd.	265,364	3,998,525

Total India common stocks		39,522,094

Indonesia — 10.49%
Astra International Tbk PT	10,750,760	8,740,006
Bank Mandiri Persero Tbk PT	8,340,988	8,583,471
Bank Rakyat Indonesia Persero Tbk PT	8,926,000	8,037,304
Telekomunikasi Indonesia Persero Tbk PT	7,957,000	9,007,152

Total Indonesia common stocks		34,367,933

Mexico — 3.49%
Fomento Economico Mexicano SAB de CV ADR	58,900	6,685,150
Grupo Financiero Banorte SAB de CV, Class O	592,900	4,736,883

Total Mexico common stocks		11,422,033

Peru — 1.30%
Southern Copper Corp.	113,282	4,256,005

Russia — 9.91%
Lukoil OAO ADR	174,637	11,264,086
Magnit OJSC GDR	24,555	1,105,778
Mobile Telesystems OJSC ADR	413,450	8,574,953
NovaTek OAO GDR[1]	26,956	2,905,857
Sberbank of Russia[2]	2,720,645	8,599,959

Total Russia common stocks		32,450,633

South Africa — 8.12%
FirstRand Ltd.	1,378,917	4,828,676
Foschini Group Ltd.	190,812	2,340,717
Kumba Iron Ore Ltd.	69,806	3,734,784
Naspers Ltd., Class N	133,295	8,304,029
Sasol Ltd.	166,336	7,368,472
Truworths International Ltd.	3,846	37,714

Total South Africa common stocks		26,614,392

South Korea — 10.03%
KT&G Corp.	49,163	3,336,155
LG Chem Ltd.	28,633	6,819,832
Samsung Electronics Co., Ltd.	14,795	20,079,499
Samsung Engineering Co., Ltd.	22,741	2,616,257

Total South Korea common stocks		32,851,743

Taiwan — 8.44%
Formosa Plastics Corp.	1,831,000	4,323,003
HON HAI Precision Industry Co., Ltd.	1,260,428	3,485,909
MediaTek, Inc.	352,000	4,002,341
Taiwan Semiconductor Manufacturing Co., Ltd.	4,001,000	13,380,152
WPG Holdings Ltd.	2,176,156	2,467,075

Total Taiwan common stocks		27,658,480

Thailand — 5.56%
Advanced Info Service PCL	453,200	3,652,218
Kasikornbank PCL	521,700	3,723,247
Kasikornbank PCL NVDR	593,000	4,211,849
Siam Cement PCL NVDR	403,300	6,610,347

Total Thailand common stocks		18,197,661

Total common stocks
(cost $291,350,030)		306,628,681

Preferred stocks — 3.64%
Cia Energetica de Minas Gerais, Preference shares	325,200	3,801,175
Vale SA, Preference shares	493,329	8,114,935

Total preferred stocks
(cost $12,980,342)		11,916,110

Short-term investment — 0.84%
Investment company — 0.84%
UBS Cash Management Prime Relationship Fund[3]
(cost $2,754,313)	2,754,313	2,754,313

Total investments — 98.08%
(cost $307,084,685)		321,299,104
Cash and other assets, less liabilities — 1.92%		6,290,409

Net assets — 100.00%		$327,589,513

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$30,255,736
Gross unrealized depreciation	(16,041,317)

Net unrealized appreciation of investments	$14,214,419

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)[1]	(Level 2)	(Level 3)	Total

Common stocks	$306,628,681	$—	$—	$306,628,681
Preferred stocks	11,916,110	—	—	11,916,110
Short-term investment	—	2,754,313	—	2,754,313

Total	$318,544,791	$2,754,313	$—	$321,299,104

[1]	At March 31, 2013, securities valued at $205,318,134 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

Portfolio footnotes
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2013, the value of this security amounted to $2,905,857 or 0.89% of net assets.
[2]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2013, the value of this security amounted to $8,599,959 or 2.63% of net assets.
[3]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/12	03/31/13	03/31/13	03/31/13	03/31/13

UBS Cash Management Prime Relationship Fund	$552,300	$18,834,574	$16,632,561	$2,754,313	$557

UBS Global (ex-U.S.) All Cap Growth Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2013

Common stocks
Auto components	1.15%
Automobiles	4.51
Beverages	1.67
Capital markets	2.27
Chemicals	2.84
Commercial banks	18.23
Computers & peripherals	1.90
Construction materials	1.76
Consumer finance	0.92
Diversified financial services	1.83
Electronic equipment, instruments & components	1.84
Energy equipment & services	3.05
Food & staples retailing	0.92
Food products	4.25
Hotels, restaurants & leisure	3.79
Household products	0.92
Industrial conglomerates	1.12
Insurance	0.86
Internet & catalog retail	3.43
Internet software & services	1.72
Life sciences tools & services	1.86
Machinery	7.63
Marine	0.69
Media	2.20
Metals & mining	2.82
Multiline retail	1.00
Oil, gas & consumable fuels	2.95
Pharmaceuticals	5.63
Real estate investment trust (REIT)	1.01
Real estate management & development	3.23
Semiconductors & semiconductor equipment	1.71
Specialty retail	2.44
Textiles, apparel & luxury goods	3.40
Trading companies & distributors	1.12

Total common stocks	96.67%
Preferred stock	1.38%
Short-term investment	0.46

Total investments	98.51%
Cash and other assets, less liabilities	1.49

Net assets	100.00%

UBS Global (ex-U.S.) All Cap Growth Relationship Fund — Portfolio of investments
March 31, 2013 (unaudited)

	Shares	Value

Common stocks — 96.67%
Australia — 4.65%
Australia & New Zealand Banking Group Ltd.	7,089	$210,572
BHP Billiton Ltd.	8,236	280,914
Commonwealth Bank of Australia	4,363	308,938
Treasury Wine Estates Ltd.	53,166	314,963
Westpac Banking Corp.	8,434	270,105

Total Australia common stocks		1,385,492

Austria — 0.99%
Andritz AG	4,374	293,461

Belgium — 0.28%
Anheuser-Busch InBev NV	855	84,665

China — 5.23%
Brilliance China Automotive Holdings Ltd.*	342,000	401,806
China Shipping Container Lines Co., Ltd., H Shares*	763,000	206,414
Sands China Ltd.	183,200	949,920

Total China common stocks		1,558,140

Denmark — 2.81%
Novo Nordisk A/S, Class B	5,146	836,079

France — 2.92%
BNP Paribas	7,034	361,022
Lafarge SA	3,286	218,316
Technip SA	1,426	146,197
Valeo SA	2,684	145,240

Total France common stocks		870,775

Germany — 8.61%
Allianz SE	841	114,218
BASF SE	2,936	257,123
Bayer AG	2,520	259,939
Bayerische Motoren Werke AG	3,483	300,518
Deutsche Bank AG	1,752	68,306
GEA Group AG	5,868	193,388
Gerresheimer AG*	9,636	553,674
Hugo Boss AG	1,467	164,391
Kabel Deutschland Holding AG	7,082	653,439

Total Germany common stocks		2,564,996

Hong Kong — 1.51%
Shangri-La Asia Ltd.	92,000	180,147
Sun Hung Kai Properties Ltd.	20,000	269,499

Total Hong Kong common stocks		449,646

India — 0.94%
ICICI Bank Ltd. ADR	6,500	278,850

Indonesia — 2.84%
Bank Rakyat Indonesia Persero Tbk PT	598,500	538,912
Semen Indonesia Persero Tbk PT	169,000	307,826

Total Indonesia common stocks		846,738

Japan — 24.40%
Calsonic Kansei Corp.	45,000	197,907
Cosmos Pharmaceutical Corp.	2,100	272,609
Credit Saison Co., Ltd.	11,000	273,905
Don Quijote Co., Ltd.	6,700	296,441
FANUC Corp.	2,100	321,018
Ibiden Co., Ltd.	18,800	292,780
Isuzu Motors Ltd.	45,000	271,047
Kakaku.com, Inc.	14,000	352,175
Komatsu Ltd.	15,500	367,679
Makino Milling Machine Co., Ltd.	57,000	353,014
Mitsubishi Corp.	17,800	332,799
Mitsubishi Estate Co., Ltd.	12,000	337,940
Mitsubishi UFJ Financial Group, Inc.	147,200	881,933
Murata Manufacturing Co., Ltd.	3,400	255,718
Nippon Steel & Sumitomo Metal Corp.	116,000	293,281
Nissan Motor Co., Ltd.	38,300	369,024
ORIX Corp.	26,000	330,334
Shin-Etsu Chemical Co., Ltd.	4,700	310,055
Sumitomo Mitsui Financial Group, Inc.	11,300	460,955
Tadano Ltd.	30,000	339,087
Tokyo Tatemono Co., Ltd.	50,000	354,810

Total Japan common stocks		7,264,511

Netherlands — 4.29%
ASML Holding NV	2,746	184,692
Gemalto NV	6,465	563,941
ING Groep NV CVA*	30,191	214,284
Unilever NV CVA	7,645	313,151

Total Netherlands common stocks		1,276,068

Norway — 2.51%
DNB ASA	20,519	300,895
Subsea 7 SA	19,138	447,260

Total Norway common stocks		748,155

Philippines — 1.12%
SM Investments Corp.	12,155	332,096

Spain — 3.03%
Banco Bilbao Vizcaya Argentaria SA	14,112	122,339
Banco Santander SA	18,066	121,394
Inditex SA	2,778	368,205
Viscofan SA	5,561	291,586

Total Spain common stocks		903,524

Sweden — 2.57%
Skandinaviska Enskilda Banken AB, Class A	36,078	362,355
Trelleborg AB, Class B	2,568	35,230
Volvo AB, Class B	25,284	367,627

Total Sweden common stocks		765,212

Switzerland — 9.06%
Compagnie Financiere Richemont SA, Class A	6,115	479,899
Credit Suisse Group AG*	10,293	270,092
GAM Holding AG*	19,890	336,284
Nestle SA	9,126	659,960
Novartis AG	8,177	580,995
Swatch Group AG	3,647	370,155

Total Switzerland common stocks		2,697,385

Thailand — 1.21%
Home Product Center PCL	625,800	359,004

Turkey — 1.02%
Turkiye Halk Bankasi AS	28,478	304,565

United Kingdom — 16.68%
Afren PLC*	39,197	84,453
ARM Holdings PLC	23,083	323,027
ASOS PLC*	20,105	1,022,460
BG Group PLC	8,685	148,988
Croda International PLC	6,720	280,080
Derwent London PLC, REIT	4,374	143,023
Diageo PLC	3,119	98,338
Great Portland Estates PLC, REIT	20,945	157,819
HSBC Holdings PLC	46,645	497,895
Jardine Lloyd Thompson Group PLC	11,129	143,904
John Wood Group PLC	23,879	314,392
Reckitt Benckiser Group PLC	3,815	273,488
Rio Tinto PLC	5,655	265,078
Royal Dutch Shell PLC, Class A	16,925	547,508
Standard Chartered PLC	15,696	406,273
Telecity Group PLC	11,614	159,440
Tullow Oil PLC	5,283	98,815

Total United Kingdom common stocks		4,964,981

Total common stocks
(cost $25,791,824)		28,784,343

Preferred stock — 1.38%
Germany — 1.38%
Volkswagen AG, Preference shares (cost $433,916)	2,068	410,884

Short-term investment — 0.46%
Investment company — 0.46%
UBS Cash Management Prime Relationship Fund[1]
(cost $135,488)	135,488	135,488

Total investments — 98.51%
(cost $26,361,228)		29,330,715
Cash and other assets, less liabilities — 1.49%		443,904

Net assets — 100.00%		$29,774,619

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,567,471
Gross unrealized depreciation	(597,984)

Net unrealized appreciation of investments	$2,969,487

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices
	in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)[1]	(Level 2)	(Level 3)	Total

Common stocks	$28,784,343	$—	$—	$28,784,343
Preferred stock	410,884	—	—	410,884
Short-term investment	—	135,488	—	135,488

Total	$29,195,227	$135,488	$—	$29,330,715

[1]	At March 31, 2013, securities valued at $24,815,067 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

Portfolio footnotes
*	Non-income producing security.
[1]	The table below details the Fund’s investments in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/12	03/31/13	03/31/13	03/31/13	03/31/13

UBS Cash Management Prime Relationship Fund	$82,142	$2,866,425	$2,813,079	$135,488	$20

UBS International Equity Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of March 31, 2013

Common stocks
Airlines	1.09%
Auto components	1.90
Automobiles	2.76
Beverages	4.23
Building products	1.06
Capital markets	2.60
Chemicals	4.50
Commercial banks	10.31
Construction & engineering	1.06
Construction materials	1.52
Diversified financial services	1.76
Diversified telecommunication services	2.25
Electric utilities	1.71
Electrical equipment	1.29
Food & staples retailing	1.80
Food products	3.36
Gas utilities	1.16
Health care providers & services	0.71
Industrial conglomerates	1.70
Insurance	7.37
Leisure equipment & products	1.01
Machinery	3.62
Media	1.14
Metals & mining	4.69
Multi-utilities	1.05
Oil, gas & consumable fuels	8.19
Personal products	0.76
Pharmaceuticals	6.23
Professional services	1.49
Real estate investment trust (REIT)	1.20
Semiconductors & semiconductor equipment	1.20
Software	3.11
Tobacco	2.17
Trading companies & distributors	2.85
Wireless telecommunication services	3.77

Total common stocks	96.62%
Preferred stock	1.11%
Short-term investment	1.22

Total investments	98.95%
Cash and other assets, less liabilities	1.05

Net assets	100.00%

[1]	Figures represent the direct investments of UBS International Equity Relationship Fund (excluding derivatives exposure). Figures might be different if a breakdown of derivatives exposure was included.

UBS International Equity Relationship Fund — Portfolio of investments
March 31, 2013 (unaudited)

	Shares	Value

Common stocks — 96.62%
Australia — 4.26%
Australia & New Zealand Banking Group Ltd.	32,283	$958,934
Orica Ltd.	26,762	681,257
Westfield Group, REIT	56,884	642,589

Total Australia common stocks		2,282,780

Canada — 6.49%
Canadian Oil Sands Ltd.	28,900	595,724
PetroBakken Energy Ltd.	38,236	332,356
Petrobank Energy & Resources Ltd.*	34,600	23,842
Petrominerales Ltd.	24,050	146,310
Royal Bank of Canada	18,700	1,126,584
Suncor Energy, Inc.	27,300	818,046
Teck Resources Ltd., Class B	15,400	433,568

Total Canada common stocks		3,476,430

China — 3.64%
AIA Group Ltd.	236,445	1,035,630
Jardine Matheson Holdings Ltd.	14,000	911,400

Total China common stocks		1,947,030

Denmark — 1.06%
FLSmidth & Co. A/S	9,351	566,070

Finland — 2.25%
Sampo Oyj, Class A	31,326	1,204,657

France — 3.09%
Carrefour SA	35,184	963,123
Schneider Electric SA	9,501	694,195

Total France common stocks		1,657,318

Germany — 10.58%
Bayer AG	9,184	947,334
Beiersdorf AG	4,422	408,347
Deutsche Bank AG	16,840	656,549
E.ON SE	32,264	563,291
Fresenius Medical Care AG & Co. KGaA	5,624	379,560
HeidelbergCement AG	11,296	811,736
Infineon Technologies AG	81,544	643,888
MAN SE	3,611	388,214
SAP AG	10,828	867,492

Total Germany common stocks		5,666,411

Ireland — 1.09%
Ryanair Holdings PLC ADR	14,000	584,920

Israel — 1.10%
Teva Pharmaceutical Industries Ltd. ADR	14,800	587,264

Italy — 1.60%
Fiat Industrial SpA	75,997	854,345

Japan — 20.61%
Asahi Glass Co., Ltd.	82,000	567,079
Bridgestone Corp.	30,400	1,017,262
ITOCHU Corp.	87,000	1,061,911
KDDI Corp.	20,200	842,248
Mitsubishi Corp.	24,900	465,544
Mitsubishi UFJ Financial Group, Inc.	171,800	1,029,322
ORIX Corp.	74,300	943,993
Sankyo Co., Ltd.	11,600	542,200
Shin-Etsu Chemical Co., Ltd.	13,700	903,776
THK Co., Ltd.	35,300	695,988
Tokio Marine Holdings, Inc.	30,300	870,359
Tokyo Gas Co., Ltd.	115,000	620,598
Toyota Motor Corp.	28,800	1,476,178

Total Japan common stocks		11,036,458

Luxembourg — 0.63%
ArcelorMittal	26,022	335,231

Netherlands — 4.46%
Heineken NV	12,655	953,842
Koninklijke DSM NV	14,194	826,216
Wolters Kluwer NV	27,806	607,181

Total Netherlands common stocks		2,387,239

Norway — 3.16%
Statoil ASA	20,083	485,506
Telenor ASA	55,076	1,204,161

Total Norway common stocks		1,689,667

Spain — 0.54%
Acciona SA	5,259	286,705

Sweden — 0.78%
Lundin Petroleum AB*	19,432	420,454

Switzerland — 9.58%
Credit Suisse Group AG*	28,052	736,095
Nestle SA	24,875	1,798,872
Novartis AG	25,305	1,797,980
SGS SA	325	797,008

Total Switzerland common stocks		5,129,955

United Kingdom — 21.70%
Barclays PLC	169,866	751,467
BP PLC	224,003	1,565,322
HSBC Holdings PLC	155,534	1,660,191
Imperial Tobacco Group PLC	33,250	1,161,494
Prudential PLC	51,150	827,717
Rio Tinto PLC	20,363	954,516
SABMiller PLC	24,960	1,313,738
Sage Group PLC	153,072	797,070
SSE PLC	27,718	625,003
Vodafone Group PLC	415,369	1,177,693
Xstrata PLC	48,295	783,718

Total United Kingdom common stocks		11,617,929

Total common stocks
(cost $46,018,824)		51,730,863

Preferred stock — 1.11%
Germany — 1.11%
Volkswagen AG, Preference shares (cost $493,121)	2,985	593,079

Short-term investment — 1.22%
Investment company — 1.22%
UBS Cash Management Prime Relationship Fund[1]
(cost $650,963)	650,963	650,963

Total investments — 98.95%
(cost $47,162,908)		52,974,905
Cash and other assets, less liabilities — 1.05%		564,769

Net assets — 100.00%		$53,539,674

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,257,193
Gross unrealized depreciation	(3,445,196)

Net unrealized appreciation of investments	$5,811,997

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to end of this report.

Forward foreign currency contracts

						Unrealized
					Maturity	appreciation/
Counterparty	Contracts to deliver		In exchange for		date	(depreciation)

JPMCB	CHF	512,178	EUR	420,000	06/19/13	$(1,400)
JPMCB	CHF	910,000	USD	980,656	06/19/13	21,076
JPMCB	EUR	280,000	USD	366,841	06/19/13	7,719
JPMCB	GBP	645,000	USD	977,788	06/19/13	(1,856)
JPMCB	HKD	3,290,000	USD	424,179	06/19/13	188
JPMCB	ILS	855,000	USD	228,280	06/19/13	(6,123)
JPMCB	JPY	106,000,000	USD	1,146,724	06/19/13	20,057
JPMCB	NOK	9,140,000	USD	1,595,993	06/19/13	35,941
JPMCB	USD	417,216	AUD	410,000	06/19/13	7,135
JPMCB	USD	367,088	EUR	280,000	06/19/13	(7,966)
JPMCB	USD	1,075,048	SEK	6,960,000	06/19/13	(8,779)
JPMCB	USD	875,703	SGD	1,085,000	06/19/13	(775)

Net unrealized appreciation on forward foreign currency contracts						$65,217

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)[1]	(Level 2)	(Level 3)	Total

Common stocks	$51,730,863	$—	$—	$51,730,863
Preferred stock	593,079	—	—	593,079
Short-term investment	—	650,963	—	650,963
Forward foreign currency contracts, net	—	65,217	—	65,217

Total	$52,323,942	$716,180	$—	$53,040,122

[1]	At March 31, 2013, securities valued at $46,939,234 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

Portfolio footnotes
*	Non-income producing security.
[1]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/12	03/31/13	03/31/13	03/31/13	03/31/13

UBS Cash Management Prime Relationship Fund	$40,691	$1,219,584	$609,312	$650,963	$152

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of March 31, 2013

Common stocks
Aerospace & defense	5.49%
Airlines	1.55
Biotechnology	4.46
Capital markets	3.83
Chemicals	2.15
Commercial banks	4.30
Commercial services & supplies	1.97
Computers & peripherals	5.89
Diversified financial services	6.24
Electric utilities	5.47
Energy equipment & services	5.65
Food products	4.78
Health care equipment & supplies	2.87
Health care providers & services	3.20
Hotels, restaurants & leisure	2.25
Household products	2.26
Insurance	3.61
Internet & catalog retail	4.22
IT services	1.56
Life sciences tools & services	1.29
Machinery	1.83
Media	8.94
Multiline retail	1.43
Multi-utilities	2.41
Oil, gas & consumable fuels	3.67
Pharmaceuticals	9.09
Real estate investment trust (REIT)	3.28
Road & rail	7.01
Semiconductors & semiconductor equipment	8.35
Software	5.60
Textiles, apparel & luxury goods	1.52
Tobacco	2.15
Wireless telecommunication services	2.00

Total common stocks	130.32%
Investment company
SPDR S&P 500 ETF Trust	1.40
Short-term investment	0.73

Total investments before investments sold short	132.45%

Investments sold short Common stocks
Biotechnology	(1.64)
Capital markets	(1.65)
Chemicals	(0.90)
Commercial banks	(1.61)
Commercial services & supplies	(1.26)
Computers & peripherals	(1.49)
Consumer finance	(0.31)
Diversified financial services	(0.40)
Electric utilities	(0.94)
Gas utilities	(0.48)
Health care equipment & supplies	(2.11)
Health care providers & services	(1.03)
Hotels, restaurants & leisure	(3.42)
Insurance	(0.85)
IT services	(0.45)
Life sciences tools & services	(0.63)
Machinery	(0.96)
Media	(2.76)
Multi-utilities	(1.81)
Office electronics	(0.56)
Pharmaceuticals	(1.63)
Real estate investment trust (REIT)	(0.47)
Road & rail	(0.93)
Semiconductors & semiconductor equipment	(1.56)
Software	(1.34)
Specialty retail	(0.26)
Textiles, apparel & luxury goods	(0.24)
Trading companies & distributors	(0.43)
Water utilities	(0.69)

Total investments sold short	(32.81)%
Total investments, net of investments sold short	99.64
Cash and other assets, less liabilities	0.36

Net assets	100.00%

[1]	Figures represent the direct investments of UBS U.S. Equity Alpha Relationship Fund. Figures might be different if a breakdown of the underlying investment company was included.

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments
March 31, 2013 (unaudited)

	Shares	Value

Common stocks– 130.32%
Aerospace & defense — 5.49%
Boeing Co.[1]	35,900	$3,082,015
General Dynamics Corp.[1]	58,900	4,153,039

		7,235,054

Airlines — 1.55%
Spirit Airlines, Inc.*1	80,400	2,038,944

Biotechnology — 4.46%
Acorda Therapeutics, Inc.*1	44,400	1,422,132
Alnylam Pharmaceuticals, Inc.*1	28,200	687,234
Cubist Pharmaceuticals, Inc.*1	11,900	557,158
Gilead Sciences, Inc.*1	37,500	1,834,875
Ligand Pharmaceuticals, Inc., Class B*1	51,900	1,383,135

		5,884,534

Capital markets — 3.83%
Invesco Ltd.[1]	50,500	1,462,480
Morgan Stanley[1]	163,500	3,593,730

		5,056,210

Chemicals — 2.15%
Dow Chemical Co.[1]	89,100	2,836,944

Commercial banks — 4.30%
US Bancorp[1]	69,200	2,347,956
Wells Fargo & Co.[1]	89,900	3,325,401

		5,673,357

Commercial services & supplies — 1.97%
Waste Management, Inc.[1]	66,400	2,603,544

Computers & peripherals — 5.89%
Apple, Inc.[1]	12,100	5,355,823
NetApp, Inc.*1	70,800	2,418,528

		7,774,351

Diversified financial services — 6.24%
Citigroup, Inc.[1]	88,950	3,935,148
JPMorgan Chase & Co.[1]	90,500	4,295,130

		8,230,278

Electric utilities — 5.47%
Edison International[1]	65,300	3,285,896
NextEra Energy, Inc.[1]	50,500	3,922,840

		7,208,736

Energy equipment & services — 5.65%
Baker Hughes, Inc.[1]	37,500	1,740,375
Halliburton Co.[1]	42,600	1,721,466
McDermott International, Inc.*1	72,000	791,280
Noble Corp.[1]	84,000	3,204,600

		7,457,721

Food products — 4.78%
Archer-Daniels-Midland Co.[1]	68,800	2,320,624
Kraft Foods Group, Inc.[1]	27,800	1,432,534
Mondelez International, Inc., Class A1	83,400	2,552,874

		6,306,032

Health care equipment & supplies — 2.87%
Baxter International, Inc.[1]	52,100	3,784,544

Health care providers & services — 3.20%
Cardinal Health, Inc.	41,700	1,735,554
UnitedHealth Group, Inc.[1]	43,400	2,482,914

		4,218,468

Hotels, restaurants & leisure — 2.25%
Starbucks Corp.[1]	52,200	2,973,312

Household products — 2.26%
Colgate-Palmolive Co.[1]	25,300	2,986,159

Insurance — 3.61%
Lincoln National Corp.[1]	61,200	1,995,732
MetLife, Inc.[1]	72,600	2,760,252

		4,755,984

Internet & catalog retail — 4.22%
Amazon.com, Inc.*1	20,900	5,569,641

IT services — 1.56%
ServiceSource International, Inc.*1	291,200	2,058,784

Life sciences tools & services — 1.29%
Bio-Rad Laboratories, Inc., Class A*1	13,500	1,701,000

Machinery — 1.83%
Illinois Tool Works, Inc.[1]	39,700	2,419,318

Media — 8.94%
Comcast Corp., Class A1	94,300	3,961,543
Time Warner, Inc.[1]	60,800	3,503,296
Viacom, Inc., Class B1	70,300	4,328,371

		11,793,210

Multiline retail — 1.43%
Macy’s, Inc.[1]	44,900	1,878,616

Multi-utilities — 2.41%
PG&E Corp.[1]	71,500	3,183,895

Oil, gas & consumable fuels — 3.67%
Cabot Oil & Gas Corp.[1]	9,800	662,578
EOG Resources, Inc.[1]	13,900	1,780,173
Hess Corp.[1]	33,400	2,391,774

		4,834,525

Pharmaceuticals — 9.09%
Allergan, Inc.[1]	10,200	1,138,626
Hospira, Inc.*1	60,500	1,986,215
Impax Laboratories, Inc.*	77,900	1,202,776
Johnson & Johnson[1]	31,900	2,600,807
Merck & Co., Inc.[1]	56,000	2,476,880
Salix Pharmaceuticals Ltd.*1	29,500	1,509,810
Teva Pharmaceutical Industries Ltd. ADR	27,100	1,075,328

		11,990,442

Real estate investment trust (REIT) — 3.28%
American Campus Communities, Inc.[1]	20,500	929,470
American Capital Agency Corp.[1]	55,800	1,829,124
Digital Realty Trust, Inc.[1]	23,400	1,565,694

		4,324,288

Road & rail — 7.01%
Hertz Global Holdings, Inc.*1	189,800	4,224,948
Norfolk Southern Corp.[1]	65,200	5,025,616

		9,250,564

Semiconductors & semiconductor equipment — 8.35%
Atmel Corp.*1	211,400	1,471,344
Avago Technologies Ltd.[1]	34,500	1,239,240
Broadcom Corp., Class A1	59,700	2,069,799
Freescale Semiconductor Ltd.*1	34,600	515,194
Micron Technology, Inc.*1	181,600	1,812,368
NXP Semiconductor NV*1	49,400	1,494,844
Skyworks Solutions, Inc.*1	109,300	2,407,879

		11,010,668

Software — 5.60%
Adobe Systems, Inc.*1	95,600	4,159,556
Symantec Corp.*1	130,700	3,225,676

		7,385,232

Textiles, apparel & luxury goods — 1.52%
Ralph Lauren Corp.[1]	11,800	1,997,858

Tobacco — 2.15%
Philip Morris International, Inc.[1]	30,600	2,836,926

Wireless telecommunication services — 2.00%
MetroPCS Communications, Inc.*1	110,000	1,199,000
NII Holdings, Inc.*1	331,300	1,434,529

		2,633,529

Total common stocks
(cost $141,744,798)		171,892,668

Investment company — 1.40%
SPDR S&P 500 ETF Trust
(cost $1,585,926)	11,800	1,847,290

Short-term investment — 0.73%
Investment company – 0.73%
UBS Cash Management Prime Relationship Fund[2]
(cost $961,070)	961,070	961,070

Total investments before investments sold short — 132.45%
(cost $144,291,794)		174,701,028

Investments sold short — (32.81)%
Common stocks — (32.81)%
Biotechnology — (1.64)%
Celgene Corp.	(5,300)	(614,323)
Onyx Pharmaceuticals, Inc.	(4,400)	(390,984)
Regeneron Pharmaceuticals, Inc.	(2,000)	(352,800)
United Therapeutics Corp.	(6,300)	(383,481)
Vertex Pharmaceuticals, Inc.	(7,600)	(417,848)

		(2,159,436)

Capital markets — (1.65)%
Charles Schwab Corp.	(74,100)	(1,310,829)
Northern Trust Corp.	(8,300)	(452,848)
T. Rowe Price Group, Inc.	(5,500)	(411,785)

		(2,175,462)

Chemicals — (0.90)%
Ecolab, Inc.	(5,000)	(400,900)
LyondellBasell Industries NV, Class A	(7,100)	(449,359)
Sigma-Aldrich Corp.	(4,400)	(341,792)

		(1,192,051)

Commercial banks — (1.61)%
Associated Banc-Corp.	(28,300)	(429,877)
Signature Bank	(5,100)	(401,676)
SVB Financial Group	(5,800)	(411,452)
TCF Financial Corp.	(28,600)	(427,856)
Zions Bancorporation	(18,100)	(452,319)

		(2,123,180)

Commercial services & supplies — (1.26)%
Healthcare Services Group, Inc.	(24,200)	(620,246)
Pitney Bowes, Inc.	(47,450)	(705,107)
Stericycle, Inc.	(3,200)	(339,776)

		(1,665,129)

Computers & peripherals — (1.49)%
Diebold, Inc.	(20,100)	(609,432)
Hewlett-Packard Co.	(39,400)	(939,296)
Lexmark International, Inc., Class A	(15,600)	(411,840)

		(1,960,568)

Consumer finance — (0.31)%
American Express Co.	(6,100)	(411,506)

Diversified financial services — (0.40)%
Bank of America Corp.	(43,600)	(531,048)

Electric utilities — (0.94)%
Hawaiian Electric Industries, Inc.	(22,100)	(612,391)
Pepco Holdings, Inc.	(29,100)	(622,740)

		(1,235,131)

Gas utilities — (0.48)%
Questar Corp.	(25,800)	(627,714)

Health care equipment & supplies — (2.11)%
Abaxis, Inc.	(7,800)	(369,096)
DexCom, Inc.	(24,800)	(414,656)
Edwards Lifesciences Corp.	(3,700)	(303,992)
IDEXX Laboratories, Inc.	(5,100)	(471,189)
Meridian Bioscience, Inc.	(18,000)	(410,760)
STERIS Corp.	(10,100)	(420,261)
Wright Medical Group, Inc.	(16,500)	(392,865)

		(2,782,819)

Health care providers & services — (1.03)%
Community Health Systems, Inc.	(12,400)	(587,636)
Henry Schein, Inc.	(4,000)	(370,200)
Owens & Minor, Inc.	(12,200)	(397,232)

		(1,355,068)

Hotels, restaurants & leisure — (3.42)%
Choice Hotels International, Inc.	(44,300)	(1,874,333)
Hyatt Hotels Corp., Class A	(17,700)	(765,171)
Starwood Hotels & Resorts Worldwide, Inc.	(29,300)	(1,867,289)

		(4,506,793)

Insurance — (0.85)%
American International Group, Inc.	(28,900)	(1,121,898)

IT services — (0.45)%
Cognizant Technology Solutions Corp., Class A	(7,800)	(597,558)

Life sciences tools & services — (0.63)%
Mettler-Toledo International, Inc.	(3,900)	(831,558)

Machinery — (0.96)%
AGCO Corp.	(24,400)	(1,271,728)

Media — (2.76)%
Discovery Communications, Inc., Class A	(13,900)	(1,094,486)
Gannett Co., Inc.	(71,500)	(1,563,705)
Lamar Advertising Co., Class A	(20,300)	(986,783)

		(3,644,974)

Multi-utilities — (1.81)%
Consolidated Edison, Inc.	(10,200)	(622,506)
Integrys Energy Group, Inc.	(10,300)	(599,048)
MDU Resources Group, Inc.	(24,400)	(609,756)
TECO Energy, Inc.	(31,000)	(552,420)

		(2,383,730)

Office electronics — (0.56)%
Xerox Corp.	(85,600)	(736,160)

Pharmaceuticals — (1.63)%
Auxilium Pharmaceuticals, Inc.	(19,200)	(331,776)
Bristol-Myers Squibb Co.	(9,500)	(391,305)
Endo Health Solutions, Inc.	(14,900)	(458,324)
Perrigo Co.	(8,200)	(973,586)

		(2,154,991)

Real estate investment trust (REIT) — (0.47)%
AvalonBay Communities, Inc.	(2,500)	(316,675)
Equity Residential	(5,400)	(297,324)

		(613,999)

Road & rail — (0.93)%
CSX Corp	(23,700)	(583,731)
Kansas City Southern	(5,800)	(643,220)

		(1,226,951)

Semiconductors & semiconductor equipment — (1.56)%
Advanced Micro Devices, Inc.	(178,500)	(455,175)
First Solar, Inc.	(18,600)	(501,456)
Intel Corp.	(21,100)	(461,035)
Marvell Technology Group Ltd.	(61,100)	(646,438)

		(2,064,104)

Software — (1.34)%
BMC Software, Inc.	(19,300)	(894,169)
Citrix Systems, Inc.	(8,100)	(584,496)
Red Hat, Inc.	(5,600)	(283,136)

		(1,761,801)

Specialty retail — (0.26)%
Abercrombie & Fitch Co., Class A	(7,500)	(346,500)

Textiles, apparel & luxury goods — (0.24)%
Under Armour, Inc., Class A	(6,200)	(317,440)

Trading companies & distributors — (0.43)%
Fastenal Co.	(11,000)	(564,850)

Water utilities — (0.69)%
Aqua America, Inc.	(29,000)	(911,760)

Total investments sold short (proceeds $34,400,189)		(43,275,907)

Total investments, net of investments sold short — 99.64%		131,425,121
Cash and other assets, less liabilities — 0.36%		475,945

Net assets — 100.00%		$131,901,066

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$34,165,987
Gross unrealized depreciation	(3,756,753)

Net unrealized appreciation of investments	$30,409,234

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$171,892,668	$—	$—	$171,892,668
Common stocks sold short	(43,275,907)	—	—	(43,275,907)
Investment company	1,847,290	—	—	1,847,290
Short-term investment	—	961,070	—	961,070

Total	$130,464,051	$961,070	$—	$131,425,121

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
*	Non-income producing security.
[1]	All or a portion of these securities have been delivered to cover open short positions.
[2]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor did not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/12	03/31/13	03/31/13	03/31/13	03/31/13

UBS Cash Management Prime Relationship Fund	$3,490,166	$4,890,835	$7,419,931	$961,070	$1,187

UBS Credit Bond Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of March 31, 2013

Bonds
Corporate bonds
Aerospace & defense	1.67%
Automobiles	0.75
Beverages	1.19
Building products	0.17
Capital markets	8.24
Chemicals	3.35
Commercial banks	8.23
Commercial services & supplies	1.08
Communications equipment	0.73
Construction & engineering	0.23
Consumer finance	1.51
Diversified financial services	6.61
Diversified telecommunication services	2.22
Electric utilities	4.51
Energy equipment & services	1.07
Food & staples retailing	1.83
Food products	1.77
Gas utilities	0.30
Health care providers & services	2.32
Household durables	0.11
Independent power producers & energy traders	0.40
Insurance	5.30
Internet & catalog retail	0.51
IT services	0.24
Leisure equipment & products	0.37
Life sciences tools & services	0.66
Machinery	0.43
Media	4.35
Metals & mining	1.98
Multi-utilities	2.90
Office electronics	0.49
Oil, gas & consumable fuels	13.36
Paper & forest products	0.66
Pharmaceuticals	1.95
Real estate investment trust (REIT)	2.09
Road & rail	1.14
Semiconductors & semiconductor equipment	0.48
Software	0.24
Specialty retail	0.67
Thrifts & mortgage finance	0.00 [2]
Tobacco	2.34
Wireless telecommunication services	1.34

Total corporate bonds	89.79%
Asset-backed security	0.52
Municipal bonds	3.86
Non-US government obligations	3.55

Total bonds	97.72%
Common stocks	0.07
Preferred stock	0.07
Short-term investment	1.37

Total investments	99.23%
Cash and other assets, less liabilities	0.77

Net assets	100.00%

[1]	Figures represent the direct investments of UBS Credit Bond Relationship Fund (excluding derivatives exposure). Figures might be different if a breakdown of derivatives exposure was included.
[2]	Amount represents less than 0.005%.

UBS Credit Bond Relationship Fund — Portfolio of investments

March 31, 2013 (unaudited)

	Face
	amount	Value

Bonds — 97.72%
Corporate bonds — 89.79%
Australia — 2.32%
National Australia Bank Ltd.,
3.000%, due 07/27/16[1]	$1,585,000	$1,675,746
Rio Tinto Finance USA Ltd.,
3.500%, due 03/22/22	1,000,000	1,028,812
Westpac Banking Corp.,
2.000%, due 08/14/17	1,175,000	1,209,524

Total Australia corporate bonds		3,914,082

Brazil — 0.67%
Petrobras International Finance Co.,
5.875%, due 03/01/18	1,000,000	1,122,821

Canada — 2.00%
Barrick Gold Corp.,
3.850%, due 04/01/22	900,000	920,006
Canadian National Railway Co.,
3.500%, due 11/15/42	500,000	466,707
EnCana Corp.,
6.500%, due 08/15/34	750,000	873,761
Petro-Canada,
6.800%, due 05/15/38	450,000	586,832
Teck Resources Ltd.,
6.250%, due 07/15/41	500,000	528,875

Total Canada corporate bonds		3,376,181

Cayman Islands — 1.07%
Transocean, Inc.,
6.000%, due 03/15/18	1,600,000	1,812,165

Curacao — 1.17%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	1,850,000	1,968,770

France — 2.04%
France Telecom SA,
8.500%, due 03/01/31	500,000	703,214
Sanofi,
4.000%, due 03/29/21	1,000,000	1,112,685
Total Capital International SA,
1.550%, due 06/28/17	1,000,000	1,016,278
2.700%, due 01/25/23	600,000	603,133

Total France corporate bonds		3,435,310

Ireland — 0.42%
XLIT Ltd.,
5.750%, due 10/01/21	600,000	712,571

Japan — 0.71%
Mizuho Corporate Bank Ltd.,
1.550%, due 10/17/17[1]	1,200,000	1,195,553

Luxembourg — 0.67%
Enel Finance International SA,
3.875%, due 10/07/14[1]	1,100,000	1,130,614

Mexico — 0.47%
America Movil SAB de CV,
3.125%, due 07/16/22	500,000	490,325
5.000%, due 03/30/20	275,000	309,290

Total Mexico corporate bonds		799,615

Netherlands — 1.84%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.950%, due 11/09/22	875,000	880,985
Deutsche Telekom International Finance BV,
4.875%, due 03/06/42[1]	900,000	903,446
Heineken NV,
2.750%, due 04/01/23[1]	575,000	564,667
LyondellBasell Industries NV,
5.750%, due 04/15/24	650,000	762,125

Total Netherlands corporate bonds		3,111,223

Qatar — 0.77%
Qtel International Finance Ltd.,
7.875%, due 06/10/19[1]	1,000,000	1,305,000

South Africa — 0.34%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	550,000	582,162

Spain — 0.65%
Telefonica Emisiones SAU,
5.462%, due 02/16/21	500,000	538,104
6.221%, due 07/03/17	500,000	559,442

Total Spain corporate bonds		1,097,546

United Kingdom — 2.34%
Barclays Bank PLC,
5.140%, due 10/14/20	95,000	101,923
6.050%, due 12/04/17[1]	800,000	891,692
British Telecommunications PLC,
9.625%, due 12/15/30	575,000	891,260
Imperial Tobacco Finance PLC,
3.500%, due 02/11/23[1]	250,000	254,584
Standard Chartered PLC,
6.409%, due 01/30/17[1,2,3]	875,000	884,363
Vodafone Group PLC,
4.375%, due 02/19/43	325,000	310,128
5.625%, due 02/27/17	525,000	608,352

Total United Kingdom corporate bonds		3,942,302

United States — 72.31%
ADT Corp.,
3.500%, due 07/15/22[1]	425,000	423,682
Airgas, Inc.,
2.375%, due 02/15/20	425,000	424,085
Amazon.com, Inc.,
1.200%, due 11/29/17	550,000	547,150
Ameren Corp.,
8.875%, due 05/15/14	1,000,000	1,079,746
American International Group, Inc.,
8.250%, due 08/15/18	950,000	1,230,737
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	2,000,000	2,302,214
Anheuser-Busch InBev Worldwide, Inc.,
3.750%, due 07/15/42	1,200,000	1,124,824
Apache Corp.,
5.100%, due 09/01/40	795,000	855,240
Bank of America Corp.,
5.625%, due 07/01/20	675,000	787,703
Boeing Co.,
6.625%, due 02/15/38	175,000	240,760
8.750%, due 08/15/21	425,000	618,018
Boston Properties LP,
5.625%, due 11/15/20	900,000	1,067,242
CBS Corp.,
4.850%, due 07/01/42	525,000	510,568
Cisco Systems, Inc.,
4.950%, due 02/15/19	655,000	773,169
Citigroup, Inc.,
6.125%, due 11/21/17	675,000	798,100
6.125%, due 05/15/18	2,125,000	2,531,576
6.125%, due 08/25/36	900,000	1,029,173
CME Group, Inc.,
3.000%, due 09/15/22	1,500,000	1,513,669
CMS Energy Corp.,
8.750%, due 06/15/19	625,000	843,533
CNA Financial Corp.,
5.750%, due 08/15/21	1,000,000	1,181,090
ConocoPhillips Holding Co.,
6.500%, due 02/01/39	750,000	1,002,919
6.950%, due 04/15/29	750,000	1,013,208
CVS Caremark Corp.,
4.125%, due 05/15/21	750,000	834,990
DCP Midstream Operating LP,
3.875%, due 03/15/23	325,000	326,757
Devon Energy Corp.,
3.250%, due 05/15/22	1,075,000	1,076,730
DirecTV Holdings LLC,
5.150%, due 03/15/42	500,000	483,206
Discover Financial Services,
3.850%, due 11/21/22	950,000	977,824
Dow Chemical Co.,
7.375%, due 11/01/29	525,000	697,784
8.550%, due 05/15/19	500,000	672,085
DTE Energy Co.,
6.350%, due 06/01/16	1,400,000	1,623,247

Duke Energy Carolinas LLC, Series A,
6.000%, due 12/01/28	750,000	937,376
Eaton Corp.,
4.150%, due 11/02/42[1]	750,000	731,252
El Paso Natural Gas Co. LLC,
5.950%, due 04/15/17	575,000	667,308
8.375%, due 06/15/32	675,000	961,437
Energy Transfer Partners LP,
6.700%, due 07/01/18	1,750,000	2,111,469
Enterprise Products Operating LLC,
3.700%, due 06/01/15	1,500,000	1,587,816
ERP Operating LP, REIT,
4.750%, due 07/15/20	415,000	469,173
Exelon Generation Co. LLC,
6.250%, due 10/01/39	575,000	667,729
Express Scripts Holding Co.,
3.125%, due 05/15/16	1,675,000	1,769,426
Florida Power & Light Co.,
5.950%, due 02/01/38	595,000	773,166
Ford Motor Co.,
7.450%, due 07/16/31	1,000,000	1,264,716
Freeport-McMoRan Copper & Gold, Inc.,
3.100%, due 03/15/20[1]	300,000	301,002
General Electric Capital Corp.,
5.400%, due 02/15/17	1,975,000	2,268,487
Series A, 6.750%, due 03/15/32	800,000	1,018,315
Goldman Sachs Group, Inc.,
5.350%, due 01/15/16	540,000	597,327
7.500%, due 02/15/19	2,225,000	2,783,622
Hasbro, Inc.,
6.300%, due 09/15/17	250,000	289,712
6.350%, due 03/15/40	285,000	328,567
HCP, Inc.,
6.000%, due 01/30/17	1,000,000	1,157,555
Home Depot, Inc.,
5.400%, due 03/01/16	1,000,000	1,132,281
HSBC Bank USA N.A.,
5.625%, due 08/15/35	995,000	1,115,559
Humana, Inc.,
4.625%, due 12/01/42	900,000	861,459
Hyundai Capital America,
2.125%, due 10/02/17[1]	900,000	907,331
International Business Machines Corp.,
4.000%, due 06/20/42	400,000	401,355
International Paper Co.,
7.500%, due 08/15/21	850,000	1,112,807
John Deere Capital Corp.,
3.150%, due 10/15/21	625,000	659,044
Kinder Morgan Energy Partners LP,
3.500%, due 09/01/23	300,000	304,133
Kraft Foods Group, Inc.,
6.125%, due 08/23/18	875,000	1,064,241
Kroger Co.,
6.900%, due 04/15/38	320,000	400,389
Lehman Brothers Holdings, Inc.,
6.875%, due 05/02/18
(Escrow Lehman Brothers, Inc.)[4]	7,040,000	1,918,400
Liberty Mutual Group, Inc.,
4.950%, due 05/01/22[1]	1,000,000	1,096,499
Life Technologies Corp.,
6.000%, due 03/01/20	1,000,000	1,121,942
Lorillard Tobacco Co.,
6.875%, due 05/01/20	400,000	485,119
Lubrizol Corp.,
8.875%, due 02/01/19	1,000,000	1,384,696
Marathon Oil Corp.,
6.600%, due 10/01/37	475,000	598,188
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39[1]	650,000	1,004,795
Maxim Integrated Products, Inc.,
3.375%, due 03/15/23	800,000	805,688
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	3,175,000	3,832,288
Mondelez International, Inc.,
4.125%, due 02/09/16	1,000,000	1,088,641
6.500%, due 02/09/40	650,000	844,074
Morgan Stanley,
3.750%, due 02/25/23	275,000	277,966
4.875%, due 11/01/22	800,000	848,090
6.625%, due 04/01/18	2,295,000	2,743,447
Motorola Solutions, Inc.,
3.500%, due 03/01/23	450,000	452,654
National Fuel Gas Co.,
3.750%, due 03/01/23	175,000	177,423
NBCUniversal Media LLC,
5.150%, due 04/30/20	925,000	1,096,274
News America, Inc.,
3.000%, due 09/15/22	1,500,000	1,483,048
6.200%, due 12/15/34	1,000,000	1,182,863
Norfolk Southern Corp.,
3.250%, due 12/01/21	950,000	992,065

Northrop Grumman Corp.,
3.500%, due 03/15/21	1,000,000	1,069,523
Oracle Corp.,
5.375%, due 07/15/40	350,000	410,066
Owens Corning,
6.500%, due 12/01/16	254,000	285,965
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	1,450,000	1,665,688
Petrohawk Energy Corp.,
7.250%, due 08/15/18	1,575,000	1,762,338
Philip Morris International, Inc.,
5.650%, due 05/16/18	1,250,000	1,500,931
Phillips 66,
4.300%, due 04/01/22	750,000	823,322
Plains All American Pipeline LP,
5.750%, due 01/15/20	250,000	300,240
PNC Bank NA,
2.950%, due 01/30/23	800,000	795,316
Principal Financial Group, Inc.,
8.875%, due 05/15/19	1,250,000	1,700,601
Progress Energy, Inc.,
7.050%, due 03/15/19	925,000	1,173,609
Prudential Financial, Inc.,
Series D, 6.100%, due 06/15/17	1,710,000	2,017,119
QVC, Inc.,
4.375%, due 03/15/23[1]	325,000	328,554
Qwest Corp.,
6.750%, due 12/01/21	250,000	287,849
Republic Services, Inc.,
5.250%, due 11/15/21	450,000	526,028
Reynolds American, Inc.,
7.750%, due 06/01/18	1,350,000	1,707,194
RPM International, Inc.,
3.450%, due 11/15/22	925,000	916,817
Ryder System, Inc.,
2.350%, due 02/26/19	450,000	454,278
SABMiller Holdings, Inc.,
3.750%, due 01/15/22[1]	300,000	321,105
Sempra Energy,
2.875%, due 10/01/22	1,350,000	1,346,215
Southern Co.,
1.950%, due 09/01/16	1,215,000	1,254,272
Southwestern Electric Power Co.,
3.550%, due 02/15/22	700,000	729,262
SunTrust Bank,
7.250%, due 03/15/18	1,480,000	1,836,936
Time Warner Cable, Inc.,
6.750%, due 07/01/18	1,000,000	1,230,572
Time Warner, Inc.,
7.625%, due 04/15/31	1,000,000	1,353,040
Transcontinental Gas Pipe Line Co. LLC,
4.450%, due 08/01/42	400,000	400,616
United Technologies Corp.,
3.100%, due 06/01/22	350,000	366,828
4.500%, due 06/01/42	500,000	532,934
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	500,000	672,907
URS Corp.,
3.850%, due 04/01/17[1]	375,000	389,711
US Bancorp,
2.950%, due 07/15/22	700,000	696,658
Valero Energy Corp.,
7.500%, due 04/15/32	700,000	910,185
Valspar Corp.,
4.200%, due 01/15/22	750,000	816,190
Ventas Realty LP/Ventas Capital Corp.,
2.700%, due 04/01/20	400,000	401,329
3.250%, due 08/15/22	425,000	423,040
Walgreen Co.,
3.100%, due 09/15/22	650,000	643,211
Wal-Mart Stores, Inc.,
6.500%, due 08/15/37	900,000	1,215,479
Washington Mutual Bank,
0.000%, due 05/20/13[4,5]	1,325,000	13
Waste Management, Inc.,
7.375%, due 05/15/29	675,000	874,720
WellPoint, Inc.,
4.625%, due 05/15/42	600,000	602,365

Wells Fargo & Co.,
2.100%, due 05/08/17	3,700,000	3,815,466
Whirlpool Corp.,
3.700%, due 03/01/23	175,000	178,361
Xcel Energy, Inc.,
4.700%, due 05/15/20	1,375,000	1,609,257
Xerox Corp.,
4.500%, due 05/15/21	775,000	828,812
Zoetis, Inc.,
3.250%, due 02/01/23[1]	200,000	202,817

Total United States corporate bonds		122,046,982

Total corporate bonds
(cost $150,078,272)		151,552,897

Asset-backed security — 0.52%
United States — 0.52%
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, 4.950%, due 05/23/19
(cost $795,439)	795,439	871,006

Municipal bonds — 3.86%
American Municipal Power, Inc. Revenue Bonds, Series B,
7.834%, due 02/15/41	500,000	698,060
Chicago Transit Authority, Series 2008, Class B,
6.899%, due 12/01/40	500,000	617,580
Los Angeles Unified School District, Series 2010,
6.758%, due 07/01/34	500,000	678,625
Metropolitan Government of Nashville & Davidson County Convention Center Authority Revenue Bonds,
6.731%, due 07/01/43	400,000	502,036
New York State Urban Development Corp. Revenue Bonds,
5.770%, due 03/15/39	1,115,000	1,366,131
State of California, GO,
7.550%, due 04/01/39	1,000,000	1,444,800
State of Illinois, GO, Series 2010,
4.421%, due 01/01/15	900,000	947,205
Texas Transportation Commission Revenue Bonds, Series B,
5.178%, due 04/01/30	215,000	263,126

Total municipal bonds
(cost $5,624,896)		6,517,563

Non-US government obligations — 3.55%
Brazil — 0.56%
Brazilian Government International Bond,
2.625%, due 01/05/23	1,000,000	947,500

Colombia — 0.63%
Republic of Colombia,
4.375%, due 07/12/21	950,000	1,064,000

Mexico — 0.31%
United Mexican States,
4.750%, due 03/08/44	500,000	518,750

Panama — 0.74%
Republic of Panama,
7.250%, due 03/15/15	1,125,000	1,254,375

Poland — 0.63%
Republic of Poland,
3.875%, due 07/16/15	1,000,000	1,058,750

South Africa — 0.68%
Republic of South Africa,
5.500%, due 03/09/20	1,000,000	1,142,500

Total Non-US government obligations
(cost $5,634,683)		5,985,875

Total bonds
(cost $162,133,290)		164,927,341

	Shares

Common stock — 0.07%
WMI Holdings Corp.* (cost $90,390)	164,345	115,042

Preferred stocks — 0.07%
Ally Financial, Inc.,
7.000%, due 05/17/13*1,7	124	122,628
Washington Mutual Funding Tranche III,
9.750, due 12/15/17*1,4,5,6,7,8	8,300	83

Total preferred stocks (cost $100,932)		122,711

Short-term investment — 1.37%
Investment company — 1.37%
UBS Cash Management Prime Relationship Fund[9]
(cost $2,312,180)	2,312,180	2,312,180

Total investments — 99.23%
(cost $164,636,792)		167,477,274
Cash and other assets, less liabilities — 0.77%		1,304,916

Net assets — 100.00%		$168,782,190

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,389,905
Gross unrealized depreciation	(6,549,423)

Net unrealized appreciation of investments	$2,840,482

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
2 Year US Treasury Notes, 182 contracts (USD)	June 2013	$40,123,600	$40,122,469	$(1,131)
US Treasury futures sell contracts:
US Ultra Bond Futures, 25 contracts (USD)	June 2013	(3,965,984)	(3,939,844)	26,140
10 Year US Treasury Notes, 110 contracts (USD)	June 2013	(14,433,131)	(14,518,281)	(85,150)

Net unrealized depreciation on futures contracts				$(60,141)

Interest rate swap agreement

			Termination	Payments made by the	Payments received by the	Upfront		Unrealized
Counterparty	Notional amount		date	Fund[10]	Fund[10]	payments	Value	appreciation

BB	USD	23,885,000	03/31/15	0.420%	3 month USD LIBOR	$—	$4,782	$4,782

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$149,634,497	$1,918,400	$151,552,897
Asset-backed security	—	871,006	—	871,006
Municipal bonds	—	6,517,563	—	6,517,563
Non-US government obligations	—	5,985,875	—	5,985,875
Common stocks	115,042	—	—	115,042
Preferred stock	—	122,628	83	122,711
Short-term investments	—	2,312,180	—	2,312,180
Futures contracts, net	(60,141)	—	—	(60,141)
Swap agreements, net	—	4,782	—	4,782

Total	$54,901	$165,448,531	$1,918,483	$167,421,915

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure
 The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Corporate bonds	Common stocks	Total

Assets
Beginning balance	$1,690,808	$83	$1,690,891
Purchases	—	—	—
Issuances	—	—	—
Sales	0	—	0
Accrued discounts (premiums)	—	—	—
Total realized gain (loss)	(11,956,366)	—	(11,956,366)
Change in net unrealized appreciation/depreciation	12,183,958	—	12,183,958
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Ending balance	$1,918,400	$83	$1,918,483

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2013 was $228,800.

Portfolio footnotes
*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $14,635,124 or 8.67% of net assets.
[2]	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2013 and changes periodically.
[3]	Perpetual bond security. The maturity date reflects the next call date.
[4]	Security is in default.
[5]	Security is illiquid. At March 31, 2013, the value of these securities amounted to $96 or 0.00% of net assets.
[6]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2013, the value of this security amounted to $83 or 0.00% of net assets.
[7]	This security is subject to a perpetual call and may be called in full or partially on or anytime after the next call date. Maturity date reflects the next call date.
[8]	This security, which represents 0.00% of net assets as of March 31, 2013, is considered restricted. (See restricted security table below for more information.)

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage	Value	percentage
Restricted security	date	cost	of net assets	03/31/13	of net assets

Washington Mutual Funding Tranche III 9.750%, due 12/15/17	5/17/12	$0	0.00%	$83	0.00%

[9]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/12	03/31/13	03/31/13	03/31/13	03/31/13

UBS Cash Management Prime Relationship Fund	$12,183,695	$90,596,573	$100,468,088	$2,312,180	$2,612

[10]	Payments made or received are based on the notional amount.

UBS Global Corporate Bond Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of March 31, 2013

Bonds
Corporate bonds
Air freight & logistics	0.06%
Automobiles	0.39
Beverages	1.69
Building materials	0.22
Capital markets	4.61
Chemicals	0.21
Commercial banks	18.42
Commercial services & supplies	1.69
Communications equipment	0.55
Computers & peripherals	0.38
Consumer finance	1.83
Diversified financial services	10.75
Diversified operations	0.60
Diversified telecommunication services	4.85
Electric utilities	7.87
Electrical equipment	0.48
Energy equipment & services	0.79
Engineering & construction	0.65
Food & staples retailing	1.36
Food products	1.19
Gas utilities	1.02
Health care equipment & supplies	0.48
Household durables	0.14
Industrial conglomerates	0.12
Insurance	6.03
Internet & catalog retail	0.15
IT services	0.22
Leisure equipment & products	0.25
Media	4.12
Metals & mining	4.31
Miscellaneous manufacturing	0.25
Multi-utilities	0.42
Oil, gas & consumable fuels	7.90
Pharmaceuticals	1.57
Real estate investment trust (REIT)	0.26
Real estate management & development	0.22
Road & rail	0.63
Semiconductors & semiconductor equipment	0.30
Software	0.45
Thrifts & mortgage finance	0.52
Tobacco	3.15
Transportation	0.26
Water utilities	0.42
Wireless telecommunication services	1.44

Total corporate bonds	93.22%

Total bonds	93.22%
Short-term investment	2.64

Total investments	95.86%
Cash and other assets, less liabilities	4.14

Net assets	100.00%

[1]	Figures represent the direct investments of UBS Global Corporate Bond Relationship Fund (excluding derivatives exposure). Figures might be different if a breakdown of derivatives exposure was included.

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
March 31, 2013 (unaudited)

	Face
	amount		Value

Bonds — 93.22%
Corporate bonds — 93.22%
Australia — 2.97%
BHP Billiton Finance Ltd.,
3.250%, due 09/25/24	GBP	200,000	303,759
Commonwealth Bank of Australia,
2.250%, due 03/16/17[1]		$1,050,000	1,097,985
National Australia Bank,
2.750%, due 03/09/17		865,000	910,383
Rio Tinto Finance USA Ltd.,
4.125%, due 05/20/21		720,000	777,550
Telstra Corp. Ltd.,
4.800%, due 10/12/21[1]		150,000	172,746
Westpac Banking Corp.,
5.000%, due 10/21/19	GBP	300,000	533,693

Total Australia corporate bonds			3,796,116

Brazil — 0.34%
Vale SA,
5.625%, due 09/11/42		$440,000	435,299

Canada — 4.35%
Bank of Montreal,
2.550%, due 11/06/22		420,000	412,941
6.020%, due 05/02/18	CAD	345,000	401,023
Bank of Nova Scotia,
4.100%, due 06/08/17		510,000	542,738
Barrick Gold Corp.,
2.900%, due 05/30/16		$375,000	394,290
Canadian Imperial Bank of Commerce,
3.400%, due 01/14/16	CAD	380,000	391,417
Goldcorp, Inc.,
2.125%, due 03/15/18		$310,000	311,016
Greater Toronto Airports Authority,
6.980%, due 10/15/32	CAD	235,000	326,830
Hydro One, Inc.,
5.360%, due 05/20/36		285,000	342,474
Nexen, Inc.,
6.400%, due 05/15/37		$280,000	361,710
Rogers Communications, Inc.,
3.000%, due 03/15/23		120,000	120,419
Royal Bank of Canada,
2.980%, due 05/07/19	CAD	320,000	325,270
Suncor Energy, Inc.,
6.500%, due 06/15/38		$465,000	591,870
Teck Resources Ltd.,
5.400%, due 02/01/43		245,000	232,481
Toronto-Dominion Bank,
3.367%, due 11/02/20[2]	CAD	475,000	485,306
Xstrata Finance Canada Ltd.,
1.800%, due 10/23/15[1]		$165,000	166,875
2.450%, due 10/25/17[1]		160,000	162,178

Total Canada corporate bonds			5,568,838

Cayman Islands — 1.92%
Hutchison Whampoa International Ltd.,
7.625%, due 04/09/19[1]		600,000	769,040
New York Life Funding,
5.125%, due 02/03/15	GBP	205,000	333,886
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	250,000	357,021
Transocean, Inc.,
2.500%, due 10/15/17		$430,000	435,442
6.800%, due 03/15/38		255,000	280,857
Vale Overseas Ltd.,
5.625%, due 09/15/19		250,000	281,892

Total Cayman Islands corporate bonds			2,458,138

China — 0.28%
AIA Group Ltd.,
1.750%, due 03/13/18[3]		360,000	358,129

Curacao — 0.25%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21		300,000	319,260

Denmark — 0.45%
DONG Energy A/S,
4.875%, due 01/12/32	GBP	350,000	571,092

Finland — 0.34%
Teollisuuden Voima Oyj,
4.625%, due 02/04/19[3]	EUR	300,000	436,254

France — 3.65%
Autoroutes du Sud de la France,
5.625%, due 07/04/22		300,000	482,333
AXA SA,
5.250%, due 04/16/40[2]		200,000	264,940
Casino Guichard Perrachon SA,
6.375%, due 04/04/13		500,000	641,297
Credit Logement SA,
1.354%, due 06/16/13[2,4]		200,000	159,975
Danone SA,
3.000%, due 06/15/22[1]		$260,000	265,266
Electricite De France,
5.250%, due 01/29/23[1,2,4]		825,000	819,588
6.950%, due 01/26/39[1]		200,000	260,379
Societe Generale SA,
2.200%, due 09/14/13[1]		560,000	563,360
Total Capital International SA,
1.550%, due 06/28/17		450,000	457,325
Veolia Environnement SA,
6.750%, due 04/24/19	EUR	150,000	245,352
Vivendi SA,
3.450%, due 01/12/18[1]		$500,000	517,650

Total France corporate bonds			4,677,465

Germany — 0.68%
Muenchener Rueckversicherungs AG,
6.000%, due 05/26/41[2]	EUR	500,000	744,386
RWE AG,
4.625%, due 09/28/15[2,4]		100,000	130,364

Total Germany corporate bonds			874,750

Ireland — 1.19%
CRH Finance BV,
7.375%, due 05/28/14		200,000	275,224
GE Capital European Funding,
6.025%, due 03/01/38		315,000	551,753
GE Capital UK Funding,
6.000%, due 04/11/13	GBP	454,000	690,809

Total Ireland corporate bonds			1,517,786

Italy — 1.04%
Assicurazioni Generali SpA,
4.875%, due 11/11/14	EUR	125,000	168,243
Intesa Sanpaolo SpA,
3.875%, due 01/16/18		$370,000	357,771
4.375%, due 10/15/19	EUR	300,000	380,036
Telecom Italia SpA,
6.125%, due 12/14/18		300,000	421,694

Total Italy corporate bonds			1,327,744

Japan — 0.70%
Nippon Telegraph & Telephone Corp.,
1.400%, due 07/18/17		$130,000	130,737
Nomura Holdings, Inc.,
2.000%, due 09/13/16		765,000	763,123

Total Japan corporate bonds			893,860

Jersey, Channel Islands — 1.49%
ASIF III Jersey Ltd.,
4.750%, due 09/11/13	EUR	485,000	632,308
BAA Funding Ltd.,
4.375%, due 01/25/17		200,000	284,519
6.750%, due 12/03/26	GBP	275,000	550,207
Gatwick Funding Ltd.,
5.250%, due 01/23/24		150,000	255,968
HSBC Capital Funding LP,
5.130%, due 03/29/16[2,4]	EUR	140,000	180,356

Total Jersey, Channel Islands corporate bonds			1,903,358

Luxembourg — 1.31%
ArcelorMittal,
9.500%, due 02/15/15		$475,000	536,750
Enel Finance International SA,
6.000%, due 10/07/39[1]		300,000	285,509
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13	GBP	380,000	590,698
SES,
3.600%, due 04/04/23[1]		$90,000	89,997
Zurich Finance Luxembourg SA,
3.250%, due 09/30/13		170,000	172,093

Total Luxembourg corporate bonds			1,675,047

Mexico — 0.74%
America Movil SAB de CV,
3.625%, due 03/30/15		550,000	576,571
5.000%, due 03/30/20		330,000	371,149

Total Mexico corporate bonds			947,720

Netherlands — 6.84%
ABN Amro Bank NV,
4.875%, due 01/16/19	GBP	390,000	668,715
Alliander NV,
2.250%, due 11/14/22	EUR	150,000	195,273
Allianz Finance II BV,
4.375%, due 02/17/17[2,4]		325,000	414,727
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.875%, due 02/08/22		$955,000	1,007,388
Deutsche Telekom International Finance BV,
4.500%, due 10/25/13	EUR	345,000	452,243
6.500%, due 04/08/22	GBP	100,000	192,890
E.ON International Finance BV,
5.125%, due 05/07/13	EUR	156,000	200,850
6.000%, due 10/30/19	GBP	150,000	280,216
EDP Finance BV,
3.250%, due 03/16/15	EUR	350,000	454,256
Enbw International Finance BV,
6.000%, due 11/20/13		550,000	729,503
Generali Finance BV,
4.750%, due 05/12/14		60,000	79,680
Heineken NV,
2.750%, due 04/01/23[1]		$195,000	191,496
3.400%, due 04/01/22[1]		190,000	197,336
ING Bank NV,
4.250%, due 01/13/17	EUR	300,000	423,378
6.125%, due 05/29/23[2]		200,000	275,402
Koninklijke KPN NV,
4.250%, due 03/01/22		130,000	180,190
Petrobras Global Finance BV,
3.250%, due 04/01/19		150,000	197,661
Repsol International Finance BV,
4.250%, due 02/12/16		300,000	410,285
4.750%, due 02/16/17		150,000	210,331
Royal Bank of Scotland NV,
0.981%, due 03/09/15[2]		$250,000	237,915
RWE Finance BV,
4.750%, due 01/31/34	GBP	100,000	160,757
Scotland International Finance BV,
4.250%, due 05/23/13[1]		$370,000	371,419
Siemens Financieringsmaatschappij NV,
6.125%, due 09/14/66[2]	GBP	192,000	320,177
TenneT Holding BV,
6.655%, due 06/01/17[2,4]	EUR	200,000	278,346
Volkswagen International Finance NV,
2.125%, due 01/19/15		320,000	420,954
Ziggo BV,
3.625%, due 03/27/20		160,000	205,307

Total Netherlands corporate bonds			8,756,695

Norway — 0.59%
DNB Bank ASA,
3.200%, due 04/03/17[1]		$450,000	476,623
Statoil ASA,
3.125%, due 08/17/17		260,000	281,891

Total Norway corporate bonds			758,514

Qatar — 0.65%
Qtel International Finance Ltd.,
3.875%, due 01/31/28[1]		200,000	196,000
6.500%, due 06/10/14[1]		600,000	637,740

Total Qatar corporate bonds			833,740

South Korea — 0.35%
GS Caltex Corp.,
5.500%, due 04/24/17[3]		400,000	445,680

Spain — 2.97%
Banco de Sabadell SA,
3.375%, due 01/23/18	EUR	100,000	128,625
Banco Santander SA,
4.375%, due 03/16/15		400,000	534,275
BBVA US Senior SAU,
4.664%, due 10/09/15		$300,000	307,642
Santander International Debt SAU,
3.381%, due 12/01/15	EUR	1,100,000	1,411,126
Santander US Debt SAU,
2.991%, due 10/07/13[1]		$200,000	201,335
2.991%, due 10/07/13[3]		100,000	100,667
Telefonica Emisiones SAU,
4.797%, due 02/21/18	EUR	800,000	1,111,231

Total Spain corporate bonds			3,794,901

Sweden — 1.56%
Nordea Bank AB,
6.250%, due 09/10/18[2]		300,000	392,023
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]		$500,000	581,659
Swedbank Hypotek AB,
2.375%, due 04/05/17[1]		630,000	662,130
Telefonaktiebolaget LM Ericsson,
4.125%, due 05/15/22		350,000	363,913

Total Sweden corporate bonds			1,999,725

Switzerland — 0.35%
Credit Suisse AG,
1.625%, due 03/06/15[1]		440,000	448,486

United Arab Emirates — 0.30%
Xstrata Finance Dubai Ltd.,
1.500%, due 05/19/16	EUR	300,000	384,336

United Kingdom — 14.57%
Abbey National Treasury Services PLC,
1.750%, due 01/15/18		280,000	355,565
3.875%, due 11/10/14[1]		$500,000	518,359
Anglo American Capital PLC,
2.625%, due 09/27/17[1]		300,000	304,707
Aviva PLC,
4.729%, due 11/28/14[2,4]	EUR	400,000	491,846
5.250%, due 10/02/23[2]		290,000	370,807
B.A.T. International Finance,
3.250%, due 06/07/22[1]		$695,000	722,484
Barclays Bank PLC,
2.250%, due 05/10/17[1]		460,000	479,642
4.875%, due 12/15/14[2,4]	EUR	380,000	354,367
5.750%, due 08/17/21	GBP	205,000	375,605
BG Energy Capital PLC,
5.125%, due 12/07/17[3]		100,000	176,288
BP Capital Markets PLC,
3.245%, due 05/06/22		$125,000	129,141
3.561%, due 11/01/21		100,000	106,166
3.875%, due 03/10/15		250,000	265,058
Brambles Finance PLC,
4.625%, due 04/20/18	EUR	200,000	294,005
British Telecommunications PLC,
8.500%, due 12/07/16	GBP	295,000	555,952
Everything Everywhere Finance PLC,
4.375%, due 03/28/19		170,000	267,277
GlaxoSmithKline Capital PLC,
1.500%, due 05/08/17		$310,000	315,266
HSBC Holdings PLC,
5.100%, due 04/05/21		285,000	329,309
6.000%, due 06/10/19	EUR	350,000	534,607
6.500%, due 09/15/37		$950,000	1,163,639
Imperial Tobacco Finance PLC,
2.050%, due 02/11/18[1]		390,000	391,912
4.500%, due 07/05/18	EUR	600,000	875,793
9.000%, due 02/17/22	GBP	155,000	337,674
Lloyds Banking Group PLC,
5.875%, due 07/08/14	EUR	200,000	268,089
Lloyds TSB Bank PLC,
0.992%, due 07/11/16[2]		200,000	245,346
6.500%, due 03/24/20		200,000	283,195
7.500%, due 04/15/24	GBP	210,000	423,390
National Express Group PLC,
6.250%, due 01/13/17		100,000	170,646
National Grid Electricity Transmission PLC,
4.000%, due 06/08/27[3]		220,000	342,378
Royal Bank of Scotland PLC,
3.400%, due 08/23/13		$760,000	768,462
4.875%, due 03/16/15		100,000	107,220
5.375%, due 09/30/19	EUR	225,000	337,688
Scottish & Southern Energy PLC,
5.453%, due 10/01/15[2,4]	GBP	134,000	210,586
SSE PLC,
6.125%, due 07/29/13	EUR	500,000	652,533
Standard Chartered Bank PLC,
3.850%, due 04/27/15[1]		$350,000	369,565
3.850%, due 04/27/15[3]		230,000	242,857
4.125%, due 01/18/19	EUR	330,000	477,801
5.300%, due 01/09/43[1]		$200,000	206,508
Tesco PLC,
6.125%, due 02/24/22	GBP	320,000	599,101
Tesco Property Finance 4 PLC,
5.801%, due 10/13/40[3]		149,128	254,477
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37		320,000	540,278
Vodafone Group PLC,
5.750%, due 03/15/16		$290,000	329,906
6.150%, due 02/27/37		155,000	183,812

Wales & West Utilities Finance PLC,
5.125%, due 12/02/16	GBP	500,000	848,383
Western Power Distribution East Midlands PLC,
5.250%, due 01/17/23		175,000	312,942
Western Power Distribution West Midlands PLC,
5.750%, due 04/16/32		150,000	271,292
WPP PLC,
6.625%, due 05/12/16	EUR	330,000	491,473

Total United Kingdom corporate bonds			18,653,397

United States — 43.34%
ABB Finance USA, Inc.,
2.875%, due 05/08/22		$410,000	416,112
Abbott Laboratories,
6.000%, due 04/01/39		80,000	105,869
AbbVie, Inc.,
2.900%, due 11/06/22[1]		430,000	430,387
4.400%, due 11/06/42[1]		240,000	241,978
Alcoa, Inc.,
6.150%, due 08/15/20		410,000	446,390
Alltel Corp.,
7.875%, due 07/01/32		250,000	367,011
Altria Group, Inc.,
4.250%, due 08/09/42		690,000	650,224
4.750%, due 05/05/21		620,000	701,728
American Honda Finance Corp.,
3.875%, due 09/16/14	EUR	200,000	268,635
Anadarko Petroleum Corp.,
6.375%, due 09/15/17		$580,000	692,295
Anheuser-Busch InBev Worldwide, Inc.,
2.500%, due 07/15/22		610,000	599,585
3.750%, due 07/15/42		315,000	295,266
Apache Corp.,
4.250%, due 01/15/44		110,000	104,375
4.750%, due 04/15/43		390,000	398,755
AT&T, Inc.,
2.500%, due 03/15/23	EUR	210,000	271,247
5.550%, due 08/15/41		$820,000	903,854
Bank of America Corp.,
1.500%, due 10/09/15		1,250,000	1,254,129
2.000%, due 01/11/18		615,000	612,074
3.300%, due 01/11/23		240,000	236,654
5.875%, due 02/07/42		245,000	291,068
Bank of New York Mellon Corp.,
1.350%, due 03/06/18		860,000	858,977
BB&T Corp.,
1.600%, due 08/15/17		210,000	212,045
Boston Scientific Corp.,
6.000%, due 01/15/20		440,000	514,301
Burlington Northern Santa Fe LLC,
3.450%, due 09/15/21		600,000	637,042
Cameron International Corp.,
6.375%, due 07/15/18		250,000	300,330
Capital One Financial Corp.,
1.000%, due 11/06/15		705,000	702,377
Cargill, Inc.,
3.250%, due 11/15/21[1]		100,000	102,657
Chevron Corp.,
2.355%, due 12/05/22		140,000	138,990
Citigroup, Inc.,
0.859%, due 05/31/17[2]	EUR	350,000	424,533
1.250%, due 01/15/16		$145,000	144,825
4.050%, due 07/30/22		480,000	495,851
5.500%, due 02/15/17		320,000	355,850
6.000%, due 08/15/17		935,000	1,091,681
Comcast Corp.,
5.700%, due 07/01/19		880,000	1,072,812
ConAgra Foods, Inc.,
3.200%, due 01/25/23		145,000	144,524
ConocoPhillips,
4.600%, due 01/15/15		400,000	428,514
Daimler Finance North America LLC,
2.250%, due 07/31/19[1]		500,000	502,198
DCP Midstream Operating LP,
3.875%, due 03/15/23		150,000	150,811
DIRECTV Holdings LLC,
2.400%, due 03/15/17		795,000	815,402
5.000%, due 03/01/21		500,000	556,206
Dow Chemical Co.,
5.900%, due 02/15/15		250,000	273,250
Duke Energy Corp.,
3.050%, due 08/15/22		420,000	427,582
Eaton Corp.,
2.750%, due 11/02/22[1]		200,000	198,846
Energy Transfer Partners LP,
6.050%, due 06/01/41		195,000	211,136
9.000%, due 04/15/19		141,000	185,771
9.700%, due 03/15/19		135,000	181,977
Enterprise Products Operating LLC,
3.200%, due 02/01/16		280,000	297,098
3.700%, due 06/01/15		140,000	148,196
4.850%, due 03/15/44		300,000	306,262
Series I, 5.000%, due 03/01/15		125,000	134,698

ERAC USA Finance LLC,
5.625%, due 03/15/42[1]		275,000	306,578
ERP Operating LP, REIT,
5.750%, due 06/15/17		280,000	327,201
FedEx Corp.,
3.875%, due 08/01/42		80,000	74,866
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		675,000	692,267
Freeport-McMoRan Copper & Gold, Inc.,
3.100%, due 03/15/20[1]		225,000	225,751
3.875%, due 03/15/23[1]		530,000	531,533
General Electric Capital Corp.,
1.000%, due 12/11/15		580,000	583,604
4.375%, due 09/16/20		705,000	787,305
Series A, 6.750%, due 03/15/32		895,000	1,139,240
General Electric Co.,
4.125%, due 10/09/42		155,000	155,394
Georgia Power Co.,
0.750%, due 08/10/15		260,000	260,934
5.400%, due 06/01/40		255,000	300,132
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38		135,000	180,546
Goldman Sachs Group, Inc.,
3.300%, due 05/03/15		360,000	375,309
3.625%, due 01/22/23		500,000	503,516
4.375%, due 03/16/17	EUR	500,000	701,621
5.125%, due 04/24/13		40,000	51,421
Hartford Financial Services Group, Inc.,
4.000%, due 10/15/17		$480,000	531,621
5.500%, due 03/30/20		115,000	134,123
Hasbro, Inc.,
6.350%, due 03/15/40		275,000	317,038
Hewlett-Packard Co.,
2.625%, due 12/09/14		470,000	481,870
Indiana Michigan Power Co.,
7.000%, due 03/15/19		195,000	245,628
Jersey Central Power & Light Co.,
6.150%, due 06/01/37		140,000	170,741
JPMorgan Chase & Co.,
1.800%, due 01/25/18		500,000	502,642
3.200%, due 01/25/23		1,735,000	1,732,193
Kellogg Co.,
1.875%, due 11/17/16		300,000	308,189
Kinder Morgan Energy Partners LP,
6.950%, due 01/15/38		390,000	489,532
Kraft Foods Group, Inc.,
5.000%, due 06/04/42		330,000	353,831
Kraft Foods, Inc.,
5.375%, due 02/10/20		293,000	348,605
Lincoln National Corp.,
4.200%, due 03/15/22		510,000	553,588
Lorillard Tobacco Co.,
2.300%, due 08/21/17		110,000	110,893
Markel Corp.,
3.625%, due 03/30/23		35,000	35,133
MassMutual Global Funding II,
2.000%, due 04/05/17[1]		300,000	307,519
Maxim Integrated Products, Inc.,
3.375%, due 03/15/23		380,000	382,702
Merck & Co., Inc.,
6.550%, due 09/15/37		255,000	351,863
Metropolitan Life Global Funding I,
2.375%, due 01/11/23	EUR	910,000	1,159,718
Microsoft Corp.,
3.500%, due 11/15/42		$630,000	581,777
Mohawk Industries, Inc.,
3.850%, due 02/01/23		180,000	182,988
Morgan Stanley,
4.750%, due 03/22/17		825,000	909,994
6.375%, due 07/24/42		190,000	228,276
Motorola Solutions, Inc.,
6.000%, due 11/15/17		300,000	351,143
NBCUniversal Media LLC,
5.150%, due 04/30/20		395,000	468,139
News America, Inc.,
6.200%, due 12/15/34		190,000	224,744
Novartis Capital Corp.,
3.700%, due 09/21/42		65,000	62,734
NuStar Logistics LP,
7.650%, due 04/15/18		270,000	308,911
Oncor Electric Delivery Co. LLC,
6.375%, due 01/15/15		175,000	191,529
ONEOK Partners LP,
8.625%, due 03/01/19		125,000	165,571
Pacific Gas & Electric Co.,
6.050%, due 03/01/34		160,000	200,146
PacifiCorp,
6.000%, due 01/15/39		385,000	502,198
Pemex Project Funding Master Trust,
5.500%, due 02/24/25[3]	EUR	450,000	664,396
PepsiCo, Inc.,
1.250%, due 08/13/17		$365,000	366,159

Philip Morris International, Inc.,
1.750%, due 03/19/20	EUR	360,000	459,505
Phillips 66,
4.300%, due 04/01/22		$520,000	570,837
PNC Funding Corp.,
3.300%, due 03/08/22		270,000	278,391
Principal Financial Group, Inc.,
3.300%, due 09/15/22		185,000	188,024
Prudential Financial, Inc.,
4.500%, due 11/15/20		710,000	798,007
QVC, Inc.,
4.375%, due 03/15/23[1]		185,000	187,023
Qwest Corp.,
6.750%, due 12/01/21		150,000	172,709
Republic Services, Inc.,
5.250%, due 11/15/21		725,000	847,489
Reynolds American, Inc.,
3.250%, due 11/01/22		90,000	88,982
6.750%, due 06/15/17		470,000	565,697
SABMiller Holdings, Inc.,
1.875%, due 01/20/20	EUR	400,000	517,923
Sempra Energy,
6.000%, due 10/15/39		$250,000	310,892
SLM Corp.,
3.875%, due 09/10/15		60,000	62,477
6.250%, due 01/25/16		560,000	611,788
Southwestern Electric Power Co.,
6.200%, due 03/15/40		350,000	433,479
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[1]		260,000	251,200
Time Warner Cable, Inc.,
5.000%, due 02/01/20		975,000	1,109,443
6.750%, due 06/15/39		190,000	224,222
US Bancorp,
1.650%, due 05/15/17		485,000	494,241
Valero Energy Corp.,
6.625%, due 06/15/37		550,000	670,172
Verizon Communications, Inc.,
3.500%, due 11/01/21		300,000	311,750
4.750%, due 11/01/41		280,000	277,395
Virginia Electric and Power Co.,
6.000%, due 05/15/37		200,000	260,406
Wachovia Corp.,
5.750%, due 02/01/18		1,245,000	1,481,864
Walgreen Co.,
3.100%, due 09/15/22		240,000	237,493
Waste Management, Inc.,
6.125%, due 11/30/39		125,000	153,439
7.375%, due 03/11/19		300,000	379,771
WEA Finance LLC,
5.750%, due 09/02/15[1]		250,000	277,640
Western Union Co.,
2.875%, due 12/10/17		280,000	284,176
Xcel Energy, Inc.,
4.700%, due 05/15/20		165,000	193,111
4.800%, due 09/15/41		220,000	244,531
Zoetis, Inc.,
3.250%, due 02/01/23[1]		100,000	101,408

Total United States corporate bonds			55,471,215

Total corporate bonds
(cost $115,769,228)			119,307,545

	Shares

Short-term investment — 2.64%
Investment company — 2.64%
UBS Cash Management Prime Relationship Fund[5]
(cost $3,375,797)		3,375,797	3,375,797

Total investments — 95.86%
(cost $119,145,025)			122,683,342
Cash and other assets, less liabilities — 4.14%			5,304,753

Net assets — 100.00%			$127,988,095

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,412,522
Gross unrealized depreciation	(874,205)

Net unrealized appreciation of investments	$3,538,317

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

						Unrealized
					Maturity	appreciation/
Counterparty	Contracts to deliver		In exchange for		date	(depreciation)

BB	GBP	8,190,000	USD	12,392,895	06/19/13	$(46,314)
JPMCB	CAD	3,220,000	USD	3,131,644	06/19/13	(32,463)
JPMCB	EUR	20,750,000	USD	27,202,350	06/19/13	588,794
JPMCB	JPY	41,900,000	USD	455,743	06/19/13	10,391

Net unrealized appreciation on forward foreign currency contracts						$520,408

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
5 Year US Treasury Notes, 6 contracts (USD)	June 2013	$741,617	$744,328	$2,711
US Treasury futures sell contracts:
US Ultra Bond Futures, 11 contracts (USD)	June 2013	(1,722,002)	(1,733,531)	(11,529)
10 Year US Treasury Notes, 44 contracts (USD)	June 2013	(5,754,322)	(5,807,313)	(52,991)
Interest rate futures buy contracts:
Australian Government 10 Year Bond, 31 contracts (AUD)	June 2013	3,880,666	3,924,755	44,089
Euro-Bobl, 32 contracts (EUR)	June 2013	5,170,138	5,197,953	27,815
Euro-Bund, 16 contracts (EUR)	June 2013	2,945,230	2,983,942	38,712
Interest rate futures sell contracts:
Euro-Buxl, 2 contracts (EUR)	June 2013	(342,344)	(347,279)	(4,935)
Long Gilt, 7 contracts (GBP)	June 2013	(1,222,118)	(1,263,362)	(41,244)

Net unrealized appreciation on futures contracts				$2,628

Credit default swaps on corporate issues — buy protection6

						Upfront
					Payments	payments		Unrealized
		Notional		Termination	made by the	(made)/		appreciation/
Counterparty	Referenced obligation[7]	amount		date	Fund[8]	received	Value	(depreciation)

BB	Solvay SA bond, 4.625% due 06/27/18	EUR	245,000	06/20/17	1.000%	$(4,766)	$(1,175)	$(5,941)
BB	Next PLC bond, 5.375% due 10/26/21	EUR	240,000	03/20/18	1.000	(2,604)	(9)	(2,613)
BB	St-Gobain Nederland B.V. bond, 5.000%, due 04/25/14	EUR	255,000	06/20/18	1.000	(8,913)	8,829	(84)
CITI	Imperial Tobacco Group PLC bond, 6.250% due 12/04/18	EUR	730,000	03/20/18	1.000	(1,810)	(6,628)	(8,438)
CSI	Lloyds TSB Bank PLC bond, 3.375% due 4/20/15	EUR	500,000	12/20/17	3.000	45,458	(39,067)	6,391
CSI	Cox Communication, Inc. bond, 6.800% due 08/01/28	USD	310,000	06/20/17	1.000	7,083	(9,041)	(1,958)
GSI	Solvay SA bond, 4.625% due 06/27/18	EUR	245,000	06/20/17	1.000	(4,889)	(1,175)	(6,064)
GSI	ConAgra Foods, Inc. bond, 7.000% due 10/01/28	USD	305,000	03/20/17	1.000	4,905	(7,019)	(2,114)
GSI	Cox Communication, Inc. bond, 6.800% due 08/01/28	USD	310,000	06/20/17	1.000	5,956	(8,977)	(3,021)
JPMCB	Compagnie Financiere Michelin bond, 8.625% due 04/24/14	EUR	525,000	09/20/16	1.000	(23,525)	(5,143)	(28,668)
JPMCB	Volkswagen International Finance NV bond, 5.375% due 05/22/18	EUR	540,000	12/20/16	1.000	(16,353)	(10,346)	(26,699)
JPMCB	Banco Santander SA bond, 0.000% due 08/09/13	EUR	550,000	12/20/16	3.000	(19,664)	(1,990)	(21,654)
JPMCB	Bayer AG bond, 5.625% due 05/23/18	EUR	520,000	03/20/18	1.000	10,942	(14,953)	(4,011)
JPMCB	Deutsche Bank AG bond, 5.125%, due 08/31/17	EUR	250,000	03/20/20	1.000	633	8,961	9,594
JPMCB	Computer Sciences Corp. bond, 6.500% due 03/15/18	USD	865,000	03/20/14	1.000	7,393	(6,902)	491

						$(154)	$(94,635)	$(94,789)

Credit default swaps on corporate issues — sell protection9

						Upfront
					Payments	payments		Unrealized
		Notional		Termination	received by the	(made)/		appreciation/	Credit
Counterparty	Referenced obligation[7]	amount		date	Fund[8]	receive	Value	(depreciation)	spread[10]

BB	Deutsche Telekom International Finance BV bond, 6.000% due 01/20/17	EUR	540,000	12/20/16	1.000%	$3,307	$7,338	$10,645	0.719%
BB	RWE AG bond, 5.750% due 02/14/33	EUR	740,000	06/20/17	1.000	2,773	8,926	11,699	0.780
BB	Tesco PLC bond, 6.000% due 12/14/29	EUR	240,000	03/20/18	1.000	437	2,576	3,013	0.833
BB	Bouygues SA bond, 4.750%, due 05/24/16	EUR	255,000	06/20/18	1.000	9,396	(8,072)	1,324	1.501
CSI	Barclays Bank PLC bond, 1.551%, due 10/27/15	EUR	500,000	12/20/17	1.000	10,099	(15,145)	(5,046)	1.529
GSI	France Telecom SA bond, 5.625% due 05/22/18	EUR	270,000	12/20/16	1.000	2,882	1,253	4,135	0.908
GSI	Procter & Gamble Co. bond, 4.950% due 08/15/14	USD	305,000	03/20/17	1.000	(5,502)	8,881	3,379	0.272
GSI	Xerox Corp. bond, 6.350% due 05/15/18	USD	325,000	06/20/17	1.000	14,794	(3,647)	11,147	1.278
JPMCB	Linde Finance BV bond, 5.875% due 04/24/23	EUR	520,000	03/20/18	1.000	(12,251)	14,545	2,294	0.559
JPMCB	Barclays Bank PLC bond, 1.551%, due10/27/15	EUR	250,000	03/20/20	1.000	5,191	(16,472)	(11,281)	1.819
JPMCB	Computer Sciences Corp. bond, 6.500% due 03/15/18	USD	580,000	03/20/16	1.000	9,465	3,310	12,775	0.816
JPMCB	Xerox Corp. bond, 6.350% due 05/15/18	USD	325,000	06/20/17	1.000	14,560	(3,647)	10,913	1.278

						$55,151	$(154)	$54,997

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$119,307,545	$—	$119,307,545
Short-term investments	—	3,375,797	—	3,375,797
Forward foreign currency contracts, net	—	520,408	—	520,408
Futures contracts, net	2,628	—	—	2,628
Swap agreements, net	—	(94,789)	—	(94,789)

Total	$2,628	$123,108,961	$—	$123,111,589

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $15,792,692 or 12.34% of net assets.
[2]	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2013 and changes periodically.
[3]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2013, the value of these securities amounted to $3,021,126 or 2.36% of net assets.
[4]	Perpetual bond security. The maturity date reflects the next call date.
[5]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	12/31/12	03/31/13	03/31/13	03/31/13	03/31/13

UBS Cash Management Prime Relationship Fund	$3,905,258	$10,979,815	$11,509,276	$3,375,797	$1,531

[6]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[7]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced obligation.
[8]	Payments made or received are based on the notional amount.
[9]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[10]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS High Yield Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of March 31, 2013

Bonds
Corporate bonds
Aerospace	0.93%
Automotive & auto parts distributors	2.13
Banks & thrifts	4.48
Broadcasting	0.78
Building materials	1.68
Cable TV	4.15
Capital goods	0.51
Chemicals	3.06
Consumer products	0.31
Containers	3.46
Diversified financial services	4.23
Diversified media	0.61
Electric utilities	3.60
Energy	14.31
Entertainment/film	0.36
Environmental	0.13
Food & drug retail	0.40
Food/beverage/tobacco	1.20
Gaming	4.55
Healthcare	5.33
Homebuilders/real estate	1.76
Hotel	0.43
Insurance	0.46
Leisure	0.76
Machinery	0.54
Metals/mining	2.73
Paper	0.73
Publishing/printing	0.74
Services	3.65
Steels	1.15
Super retail index	1.62
Technology	4.94
Telecommunications	9.85
Transportation excluding air/rail	0.49

Total corporate bonds	86.06%
Commercial mortgage-backed securities	0.43

Total bonds	86.49%
Short-term investment	13.04

Total investments	99.53%
Cash and other assets, less liabilities	0.47

Net assets	100.00%

[1]	Figures represent the direct investments of UBS High Yield Relationship Fund (excluding derivatives exposure). Figures might be different if a breakdown of derivatives exposure was included.

UBS High Yield Relationship Fund — Portfolio of investments
March 31, 2013 (unaudited)

	Face
	amount	Value

Bonds — 86.49%
Corporate bonds — 86.06%
Australia — 0.22%
FMG Resources August 2006 Pty Ltd.,
8.250%, due 11/01/19[1]	$500,000	$539,375

Canada — 1.60%
Bombardier, Inc.,
7.500%, due 03/15/18[1]	340,000	388,025
7.750%, due 03/15/20[1]	261,000	300,150
CHC Helicopter SA,
9.250%, due 10/15/20	150,000	159,469
Inmet Mining Corp.,
7.500%, due 06/01/21[1]	325,000	351,812
8.750%, due 06/01/20[1]	950,000	1,054,500
Novelis, Inc.,
8.375%, due 12/15/17	475,000	520,125
PetroBakken Energy Ltd.,
8.625%, due 02/01/20[1]	750,000	765,000
Reliance Intermediate Holdings LP,
9.500%, due 12/15/19[1]	250,000	278,750

Total Canada corporate bonds		3,817,831

Cayman Islands — 1.95%
Offshore Group Investment Ltd.,
7.500%, due 11/01/19[1]	1,650,000	1,749,000
Sable International Finance Ltd.,
7.750%, due 02/15/17[1]	450,000	478,125
Seagate HDD Cayman,
7.000%, due 11/01/21	750,000	813,750
7.750%, due 12/15/18	515,000	564,569
UPCB Finance V Ltd.,
7.250%, due 11/15/21[1]	950,000	1,049,750

Total Cayman Islands corporate bonds		4,655,194

Croatia — 0.24%
Agrokor DD,
8.875%, due 02/01/20[1]	525,000	576,187

France — 0.25%
Cie Generale de Geophysique-Veritas,
7.750%, due 05/15/17	580,000	597,400

Ireland — 1.41%
Ardagh Packaging Finance PLC,
4.875%, due 11/15/22[1]	600,000	592,500
9.125%, due 10/15/20[1]	350,000	387,625
Nara Cable Funding Ltd.,
8.875%, due 12/01/18[1]	1,125,000	1,178,438
Ono Finance II PLC,
10.875%, due 07/15/19[1]	625,000	646,875
Smurfit Kappa Acquisitions,
4.875%, due 09/15/18[1]	550,000	561,000

Total Ireland corporate bonds		3,366,438

Italy — 0.69%
Wind Acquisition Finance SA,
7.250%, due 02/15/18[1]	741,000	771,566
11.750%, due 07/15/17[1]	819,000	868,140

Total Italy corporate bonds		1,639,706

Luxembourg — 3.45%
ArcelorMittal,
4.250%, due 08/05/15	275,000	285,821
6.750%, due 02/25/22	650,000	710,362
7.500%, due 10/15/39	300,000	308,250
ConvaTec Healthcare E SA,
10.500%, due 12/15/18[1]	1,475,000	1,640,937
Expro Finance Luxembourg SCA,
8.500%, due 12/15/16[1]	423,000	448,380
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20	2,050,000	2,252,438
Intelsat Luxembourg SA,
6.750%, due 06/01/18[1]	175,000	180,250
7.750%, due 06/01/21[1]	575,000	585,062
11.250%, due 02/04/17	1,715,000	1,826,475

Total Luxembourg corporate bonds		8,237,975

Mexico — 0.17%
Cemex SAB de CV,
5.875%, due 03/25/19[1]	400,000	404,000

Netherlands — 1.29%
Basell Finance Co. BV,
8.100%, due 03/15/27[1]	1,475,000	1,976,500
LyondellBasell Industries NV,
6.000%, due 11/15/21	925,000	1,096,125

Total Netherlands corporate bonds		3,072,625

Norway — 0.13%
Eksportfinans ASA,
3.000%, due 11/17/14	315,000	313,425

Singapore — 0.15%
Flextronics International Ltd.,
5.000%, due 02/15/23[1]	350,000	349,125

United Kingdom — 2.28%
Algeco Scotsman Global Finance PLC,
10.750%, due 10/15/19[1]	750,000	776,250
Hanson Ltd.,
6.125%, due 08/15/16	375,000	413,873
HBOS PLC,
6.750%, due 05/21/18[1]	650,000	722,455
Ineos Finance PLC,
9.000%, due 05/15/15[1]	350,000	368,375
Ineos Group Holdings PLC,
8.500%, due 02/15/16[1]	919,000	932,785
Lloyds Banking Group PLC,
6.413%, due 10/01/35[1,2,3]	1,375,000	1,237,500
Royal Bank of Scotland Group PLC,
6.125%, due 12/15/22	975,000	1,008,441

Total United Kingdom corporate bonds		5,459,679

United States — 72.23%
AES Corp.,
8.000%, due 10/15/17	935,000	1,099,794
8.000%, due 06/01/20	950,000	1,125,750
Ally Financial, Inc.,
5.500%, due 02/15/17	575,000	622,002
8.000%, due 03/15/20	2,525,000	3,131,000
8.000%, due 11/01/31	500,000	632,500
8.300%, due 02/12/15	725,000	804,750
Alta Mesa Holdings,
9.625%, due 10/15/18	275,000	290,125
AMC Entertainment, Inc.,
8.750%, due 06/01/19	620,000	680,450
9.750%, due 12/01/20	175,000	201,906
American Axle & Manufacturing, Inc.,
6.625%, due 10/15/22	1,120,000	1,159,200
AmeriGas Finance LLC,
6.750%, due 05/20/20	600,000	652,500
Antero Resources Finance Corp.,
6.000%, due 12/01/20[1]	500,000	522,500
ARAMARK Corp.,
5.750%, due 03/15/20[1]	575,000	587,937
Arch Coal, Inc.,
8.750%, due 08/01/16	325,000	338,000
9.875%, due 06/15/19[1]	575,000	589,375
Ashland, Inc.,
3.875%, due 04/15/18[1]	375,000	379,687
Atwood Oceanics, Inc.,
6.500%, due 02/01/20	135,000	146,812
Avis Budget Car Rental LLC,
5.500%, due 04/01/23[1]	375,000	374,062
9.625%, due 03/15/18	380,000	428,929

Axiall Corp.,
4.875%, due 05/15/23[1]	550,000	559,625
Bank of America Corp.,
5.650%, due 05/01/18	770,000	890,741
BE Aerospace, Inc.,
6.875%, due 10/01/20	270,000	298,687
Berry Petroleum Co.,
6.750%, due 11/01/20	650,000	702,000
Boise Paper Holdings LLC,
9.000%, due 11/01/17	280,000	301,700
BreitBurn Energy Partners LP,
7.875%, due 04/15/22	800,000	856,000
Brocade Communications Systems, Inc.,
6.875%, due 01/15/20	300,000	328,500
Building Materials Corp. of America,
6.750%, due 05/01/21[1]	625,000	682,812
Burlington Coat Factory Warehouse Corp.,
10.000%, due 02/15/19	625,000	693,750
Burlington Holdings LLC,
9.000%, due 02/15/18[1,4]	350,000	355,250
Cablevision Systems Corp.,
8.625%, due 09/15/17	880,000	1,025,200
Caesars Entertainment Operating Co., Inc.,
5.625%, due 06/01/15	915,000	841,800
10.000%, due 12/15/15	1,050,000	973,875
10.000%, due 12/15/18	1,075,000	732,344
11.250%, due 06/01/17	400,000	425,500
Calpine Construction Finance Co. LP,
8.000%, due 06/01/16[1]	1,235,000	1,295,206
Calpine Corp.,
7.250%, due 10/15/17[1]	300,000	318,000
7.875%, due 07/31/20[1]	775,000	848,625
Capella Healthcare, Inc.,
9.250%, due 07/01/17	240,000	259,800
Case New Holland, Inc.,
7.875%, due 12/01/17	550,000	643,500
CB Richard Ellis Services, Inc.,
5.000%, due 03/15/23	575,000	581,469
11.625%, due 06/15/17	215,000	231,394
CCO Holdings LLC,
8.125%, due 04/30/20	1,375,000	1,536,562
CDW Finance Corp.
8.500%, due 04/01/19	365,000	407,431
12.535%, due 10/12/17	436,000	468,155
Celanese US Holdings LLC,
4.625%, due 11/15/22	175,000	175,437
5.875%, due 06/15/21	440,000	479,600
CenturyLink, Inc.,
6.450%, due 06/15/21	775,000	821,500
7.600%, due 09/15/39	275,000	266,750
Ceridian Corp.,
11.250%, due 11/15/15	1,010,000	1,042,825
Chesapeake Energy Corp.,
6.625%, due 08/15/20	775,000	846,687
9.500%, due 02/15/15	405,000	457,650
Chesapeake Oilfield Operating LLC,
6.625%, due 11/15/19[1]	455,000	468,650
Chrysler Group LLC,
8.000%, due 06/15/19	615,000	674,194
8.250%, due 06/15/21	600,000	669,750
CIT Group, Inc.,
4.250%, due 08/15/17	600,000	627,000
5.250%, due 03/15/18	650,000	702,000
5.500%, due 02/15/19[1]	2,555,000	2,804,112
CityCenter Holdings LLC,
10.750%, due 01/15/17[4]	926,750	1,024,059
Clean Harbors, Inc.,
5.250%, due 08/01/20	300,000	309,750
Clear Channel Communications, Inc.,
9.000%, due 12/15/19[1]	575,000	552,719
10.750%, due 08/01/16	775,000	598,687
Clearwater Paper Corp.,
4.500%, due 02/01/23[1]	75,000	73,500
7.125%, due 11/01/18	410,000	445,875
Clearwire Communications LLC,
12.000%, due 12/01/15[1]	490,000	528,587
Coinstar, Inc.,
6.000%, due 03/15/19[1]	300,000	306,750
Coleman Cable, Inc.,
9.000%, due 02/15/18	370,000	400,525
Community Health Systems, Inc.,
8.000%, due 11/15/19	435,000	481,762
Comstock Resources, Inc.,
8.375%, due 10/15/17	90,000	95,625
Consol Energy, Inc.,
8.250%, due 04/01/20	250,000	276,875
Constellation Brands, Inc.,
7.250%, due 05/15/17	680,000	782,425
Cricket Communications, Inc.,
7.750%, due 05/15/16	375,000	391,406
Crosstex Energy LP,
8.875%, due 02/15/18	485,000	525,012
Crown Americas LLC,
4.500%, due 01/15/23[1]	325,000	315,250

Crown Castle International Corp.,
5.250%, due 01/15/23	525,000	534,187
CSC Holdings LLC,
8.625%, due 02/15/19	200,000	240,000
CVR Refining LLC,
6.500%, due 11/01/22[1]	575,000	587,937
Denbury Resources, Inc.,
8.250%, due 02/15/20	1,350,000	1,512,000
Diamond Resorts Corp.,
12.000%, due 08/15/18	550,000	607,750
DISH DBS Corp.,
7.875%, due 09/01/19	2,785,000	3,300,225
DR Horton, Inc.,
4.375%, due 09/15/22	650,000	638,625
DuPont Fabros Technology LP,
8.500%, due 12/15/17	845,000	908,375
Eagle Spinco, Inc.,
4.625%, due 02/15/21[1]	750,000	763,125
El Paso Corp.,
7.750%, due 01/15/32	1,390,000	1,555,628
Energy Future Intermediate Holding Co. LLC,
10.000%, due 12/01/20	875,000	992,031
11.750%, due 03/01/22[1]	675,000	776,250
Entravision Communications Corp.,
8.750%, due 08/01/17	633,000	686,805
EP Energy LLC,
9.375%, due 05/01/20	1,175,000	1,357,125
EPE Holdings LLC,
8.125%, due 12/15/17[1,4]	375,000	393,750
Epicor Software Corp.,
8.625%, due 05/01/19	375,000	405,937
Equinix, Inc.,
5.375%, due 04/01/23	1,050,000	1,063,125
7.000%, due 07/15/21	100,000	111,000
8.125%, due 03/01/18	630,000	696,150
ExamWorks Group, Inc.,
9.000%, due 07/15/19	695,000	754,075
Felcor Lodging LP,
6.750%, due 06/01/19	550,000	596,750
Ferrellgas Partners-LP,
9.125%, due 10/01/17	500,000	536,250
First Data Corp.,
9.875%, due 09/24/15	535,000	551,050
10.625%, due 06/15/21[1]	375,000	379,219
11.250%, due 03/31/16	1,460,000	1,467,300
12.625%, due 01/15/21	625,000	677,344
Forest Oil Corp.,
7.250%, due 06/15/19	1,440,000	1,440,000
7.500%, due 09/15/20[1]	400,000	422,000
Freescale Semiconductor, Inc.,
10.125%, due 03/15/18[1]	442,000	489,515
10.750%, due 08/01/20	582,000	660,570
Frontier Communications Corp.,
8.500%, due 04/15/20	1,350,000	1,528,875
9.000%, due 08/15/31	785,000	810,512
FTI Consulting, Inc.,
6.750%, due 10/01/20	675,000	730,687
General Motors Financial Co., Inc.,
4.750%, due 08/15/17[1]	350,000	365,025
Geo Group, Inc.,
5.125%, due 04/01/23[1]	300,000	303,000
Goodyear Tire & Rubber Co.,
8.250%, due 08/15/20	550,000	608,437
Graphic Packaging International, Inc.,
4.750%, due 04/15/21	475,000	480,937
7.875%, due 10/01/18	395,000	435,487
Graton Economic Development Authority.,
9.625%, due 09/01/19[1]	200,000	224,000
Grifols, Inc.,
8.250%, due 02/01/18	360,000	396,000
Hawk Acquisition Sub, Inc.,
4.250%, due 10/15/20[1]	500,000	500,625
HCA, Inc.,
5.875%, due 03/15/22	300,000	323,250
7.500%, due 02/15/22	950,000	1,092,500
7.875%, due 02/15/20	600,000	663,000
8.500%, due 04/15/19	1,375,000	1,517,656
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16[1]	821,000	843,577
Hertz Corp.,
5.875%, due 10/15/20	375,000	395,625
Hiland Partners LP / Hiland Partners Finance Corp.,
7.250%, due 10/01/20[1]	675,000	737,437
Hilcorp Finance Co.,
8.000%, due 02/15/20[1]	370,000	406,075
Hologic, Inc.,
6.250%, due 08/01/20	200,000	212,750
Host Hotels & Resorts LP, REIT,
4.750%, due 03/01/23	391,000	420,325

Huntington Ingalls Industries, Inc.,
7.125%, due 03/15/21	625,000	679,687
Icahn Enterprises LP,
8.000%, due 01/15/18	500,000	535,000
ILFC E-Capital Trust I,
4.680%, due 12/21/65[1,2]	460,000	402,500
IMS Health, Inc.,
6.000%, due 11/01/20[1]	200,000	208,500
Infor US, Inc.,
9.375%, due 04/01/19	600,000	680,250
11.500%, due 07/15/18	350,000	411,250
Ingles Markets, Inc.,
8.875%, due 05/15/17	365,000	382,794
Interactive Data Corp.,
10.250%, due 08/01/18	415,000	471,025
International Lease Finance Corp.,
3.875%, due 04/15/18	600,000	598,500
5.875%, due 04/01/19	875,000	945,136
5.875%, due 08/15/22	650,000	700,578
7.125%, due 09/01/18[1]	1,475,000	1,733,125
Jabil Circuit, Inc.,
8.250%, due 03/15/18	425,000	511,062
Jefferies Finance LLC,
7.375%, due 04/01/20[1]	375,000	381,563
K Hovnanian Enterprises, Inc.,
7.250%, due 10/15/20[1]	475,000	526,062
Key Energy Services, Inc.,
6.750%, due 03/01/21	525,000	547,313
Lear Corp.,
4.750%, due 01/15/23[1]	525,000	511,875
Level 3 Communications, Inc.,
11.875%, due 02/01/19	605,000	709,363
Level 3 Financing, Inc.,
10.000%, due 02/01/18	1,135,000	1,254,175
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37[1]	315,000	366,975
Limited Brands, Inc.,
5.625%, due 02/15/22	300,000	318,000
8.500%, due 06/15/19	185,000	227,088
Linn Energy LLC,
7.750%, due 02/01/21	550,000	589,875
8.625%, due 04/15/20	1,180,000	1,300,950
Lynx II Corp.,
6.375%, due 04/15/23[1]	200,000	209,500
Manitowoc Co., Inc.,
8.500%, due 11/01/20	565,000	638,450
MarkWest Energy Partners LP,
4.500%, due 07/15/23	625,000	611,719
6.750%, due 11/01/20	300,000	327,750
Masco Corp.,
7.125%, due 03/15/20	375,000	437,782
McClatchy Co.,
9.000%, due 12/15/22[1]	1,275,000	1,383,375
MedAssets, Inc.,
8.000%, due 11/15/18	600,000	655,500
Mercer International, Inc.,
9.500%, due 12/01/17	300,000	327,750
Meritor, Inc.,
10.625%, due 03/15/18	250,000	269,687
MetroPCS Wireless, Inc.,
6.625%, due 04/01/23[1]	575,000	586,500
MGM Resorts International,
6.750%, due 10/01/20[1]	500,000	530,000
8.625%, due 02/01/19	500,000	582,500
10.000%, due 11/01/16	1,940,000	2,313,450
Michael Foods, Inc.,
9.750%, due 07/15/18	680,000	756,500
Midstates Petroleum Co., Inc.,
10.750%, due 10/01/20[1]	1,000,000	1,110,000
Multiplan, Inc.,
9.875%, due 09/01/18[1]	1,325,000	1,472,406
Murray Energy Corp.,
10.250%, due 10/15/15[1]	1,695,000	1,701,356
Navios Maritime Acquisition Corp.,
8.625%, due 11/01/17	565,000	561,822
Navios Maritime Holdings, Inc.,
8.875%, due 11/01/17	575,000	587,219
Nexstar Broadcasting, Inc.,
8.875%, due 04/15/17	280,000	308,000
Nielsen Finance LLC,
7.750%, due 10/15/18	450,000	499,500
Niska Gas Storage US LLC,
8.875%, due 03/15/18	530,000	552,525
NRG Energy, Inc.,
7.625%, due 05/15/19	250,000	270,000
8.250%, due 09/01/20	1,425,000	1,608,469
Owens-Illinois, Inc.,
7.800%, due 05/15/18	1,075,000	1,257,750
Pactiv LLC,
8.125%, due 06/15/17	550,000	577,500
PAETEC Holding Corp.,
9.875%, due 12/01/18	990,000	1,136,025
Party City Holdings, Inc.,
8.875%, due 08/01/20[1]	550,000	603,625

Peabody Energy Corp.,
7.375%, due 11/01/16	225,000	256,500
Penn Virginia Resource Partners LP,
8.375%, due 06/01/20	850,000	892,500
Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	415,000	457,538
Petco Holdings, Inc.,
8.500%, due 10/15/17[1,4]	950,000	979,688
PetroLogistics LP,
6.250%, due 04/01/20[1]	600,000	603,750
Plains Exploration & Production Co.,
6.125%, due 06/15/19	422,000	462,090
Ply Gem Industries, Inc.,
8.250%, due 02/15/18	525,000	571,594
Quicksilver Resources, Inc.,
7.125%, due 04/01/16	875,000	739,375
9.125%, due 08/15/19	425,000	391,000
11.750%, due 01/01/16	575,000	586,500
Range Resources Corp.,
5.750%, due 06/01/21	350,000	375,375
RBS Capital Trust II,
6.425%, due 01/03/34[2,3]	1,225,000	1,074,938
Realogy Group LLC,
7.875%, due 02/15/19[1]	350,000	383,250
Revlon Consumer Products Corp.,
5.750%, due 02/15/21[1]	375,000	376,406
Reynolds Group Issuer, Inc.,
5.750%, due 10/15/20	800,000	815,000
7.875%, due 08/15/19	1,200,000	1,323,000
9.875%, due 08/15/19	1,085,000	1,189,431
Rite Aid Corp.,
9.250%, due 03/15/20	500,000	564,375
Royal Caribbean Cruises Ltd.,
5.250%, due 11/15/22	675,000	683,438
7.250%, due 06/15/16	250,000	282,813
RR Donnelley & Sons Co.,
7.875%, due 03/15/21	375,000	390,938
Sabine Pass Liquefaction LLC,
5.625%, due 02/01/21[1]	1,225,000	1,270,938
Samson Investment Co.,
9.750%, due 02/15/20[1]	500,000	531,250
SandRidge Energy, Inc.,
7.500%, due 02/15/23	1,160,000	1,203,500
8.750%, due 01/15/20	425,000	457,938
Sanmina-SCI Corp.,
7.000%, due 05/15/19[1]	910,000	950,950
SBA Telecommunications, Inc.,
5.750%, due 07/15/20[1]	325,000	338,000
Sealed Air Corp.,
5.250%, due 04/01/23[1]	225,000	225,844
8.375%, due 09/15/21[1]	605,000	692,725
ServiceMaster Co.,
8.000%, due 02/15/20	725,000	777,563
SESI LLC,
7.125%, due 12/15/21	1,200,000	1,342,500
Severstal Columbus LLC,
10.250%, due 02/15/18	650,000	703,625
Shingle Springs Tribal Gaming Authority,
9.375%, due 06/15/15[1]	1,750,000	1,743,438
Sinclair Television Group, Inc.,
9.250%, due 11/01/17[1]	375,000	406,406
Sky Growth Acquisition Corp.,
7.375%, due 10/15/20[1]	300,000	317,250
Spectrum Brands Escrow Corp.,
6.375%, due 11/15/20[1]	175,000	187,906
6.625%, due 11/15/22[1]	150,000	162,750
Speedway Motorsports, Inc.,
6.750%, due 02/01/19[1]	225,000	240,188
Springleaf Finance Corp.,
6.900%, due 12/15/17	680,000	683,400
Sprint Capital Corp.,
6.900%, due 05/01/19	775,000	850,563
8.750%, due 03/15/32	575,000	685,688

Sprint Nextel Corp.,
8.375%, due 08/15/17	875,000	1,018,281
9.000%, due 11/15/18[1]	425,000	525,406
9.125%, due 03/01/17	975,000	1,152,938
11.500%, due 11/15/21	125,000	175,000
SPX Corp.,
6.875%, due 09/01/17	725,000	806,563
SquareTwo Financial Corp.,
11.625%, due 04/01/17	1,045,000	1,063,288
Standard Pacific Corp.,
10.750%, due 09/15/16	750,000	930,000
Suburban Propane Partners LP,
7.500%, due 10/01/18	464,000	503,440
Swift Energy Co.,
7.875%, due 03/01/22	250,000	261,250
Tenet Healthcare Corp.,
6.875%, due 11/15/31	300,000	274,500
8.875%, due 07/01/19	340,000	382,500
Tesoro Corp.,
4.250%, due 10/01/17	200,000	209,000
5.375%, due 10/01/22	700,000	729,750
9.750%, due 06/01/19	315,000	355,163
Tesoro Logistics LP / Tesoro Logistics Finance Corp.,
5.875%, due 10/01/20[1]	200,000	211,000
Texas Competitive Electric Holdings Co. LLC,
11.500%, due 10/01/20[1]	375,000	280,313
Tomkins LLC,
9.000%, due 10/01/18	445,000	495,619
TransDigm, Inc.,
7.750%, due 12/15/18	550,000	603,625
TRW Automotive, Inc.,
4.500%, due 03/01/21[1]	350,000	355,250
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15[1,5,6]	695,000	611,600
United States Steel Corp.,
7.375%, due 04/01/20	700,000	733,250
UR Merger Sub Corp.,
8.250%, due 02/01/21	700,000	792,750
USPI Finance Corp.,
9.000%, due 04/01/20	650,000	736,125
Valeant Pharmaceuticals International,
7.000%, due 10/01/20[1]	775,000	835,063
Viskase Cos., Inc.,
9.875%, due 01/15/18[1]	225,000	238,500
VPI Escrow Corp.,
6.375%, due 10/15/20[1]	400,000	421,500
Vulcan Materials Co.,
7.500%, due 06/15/21	1,280,000	1,507,200
Warner Chilcott Co. LLC,
7.750%, due 09/15/18	615,000	657,281
West Corp.,
7.875%, due 01/15/19	1,032,000	1,099,080
WEX, Inc.,
4.750%, due 02/01/23[1]	275,000	266,063
Whiting Petroleum Corp.,
6.500%, due 10/01/18	445,000	478,375
WideOpenWest Finance LLC,
10.250%, due 07/15/19[1]	675,000	750,938
Windstream Corp.,
7.750%, due 10/01/21	375,000	408,750
8.125%, due 09/01/18	925,000	1,012,875
WMG Acquisition Corp.,
6.000%, due 01/15/21[1]	250,000	261,875
XL Group PLC,
Series E, 6.500%, due 04/15/17[2,3]	765,000	747,788
Yankee Finance, Inc.,
10.250%, due 02/15/16[4]	255,000	262,969
Yonkers Racing Corp.,
11.375%, due 07/15/16[1]	804,000	862,290
Zions Bancorp.,
5.500%, due 11/16/15	280,000	289,312

Total United States corporate bonds		172,617,742

Total corporate bonds
(cost $197,764,347)		205,646,702

Commercial mortgage-backed securities — 0.43%
United States — 0.43%
CW Capital Cobalt Ltd.,
Series 2007-C3, Class AJ,
5.811%, due 05/15/46[2]	800,000	694,996
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AM,
5.926%, due 02/15/51[2]	300,000	334,367

Total commercial mortgage-backed securities
(cost $931,506)		1,029,363

Total bonds
(cost $198,695,853)		206,676,065

	Shares

Short-term investment — 13.04%
Investment company — 13.04%
UBS Cash Management Prime Relationship Fund[7]
(cost $31,166,663)	31,166,663	31,166,663

Total investments — 99.53%
(cost $229,862,516)		237,842,728

Cash and other assets, less liabilities — 0.47%		1,126,022

Net assets — 100.00%		$238,968,750

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,532,951
Gross unrealized depreciation	(552,739)

Net unrealized appreciation of investments	$7,980,212

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Total return swap agreements[5]

						Upfront		Unrealized
			Termination	Payments made by	Payments received	payments		appreciation/
Counterparty	Notional amount		date	the Fund[8]	by the Fund[8]	made	Value	depreciation

DB	USD	8,500,000	06/25/13	3 month USD LIBOR	—[9]	$—	$89,004	$89,004
DB	USD	2,355,000	06/25/13	3 month USD LIBOR	—[9]	—	714	714
DB	USD	3,750,000	06/25/13	3 month USD LIBOR	—[9]	—	1,167	1,167
JPMCB	USD	2,600,000	06/25/13	3 month USD LIBOR	—[9]	—	(6,597)	(6,597)
JPMCB	USD	2,040,000	09/25/13	3 month USD LIBOR	—[9]	—	(6,059)	(6,059)

							$78,229	$78,229

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$205,646,702	$—	$205,646,702
Commercial mortgage-backed
securities	—	1,029,363	—	1,029,363
Short-term investments	—	31,166,663	—	31,166,663
Swap agreements, net	—	78,229	—	78,229

Total	$—	$237,920,957	$—	$237,920,957

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $68,128,056 or 28.51% of net assets.
[2]	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2013 and changes periodically.
[3]	Perpetual bond security. The maturity date reflects the next call date.
[4]	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
[5]	Security is illiquid. At March 31, 2013, the value of this security and other illiquid derivative instruments amounted to $689,829 or 0.29% of net assets.
[6]	This security, which represents 0.26% of net assets as of March 31, 2013, is considered restricted. (See restricted security table below for more information.)

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage	Value	percentage
Restricted security	date	cost	of net assets	03/31/13	of net assets

Tunica-Biloxi Gaming Authority, 9.000%, due 11/15/15	8/31/09	$628,975	0.36%	$611,600	0.26%

[7]	The table below details the Fund’s investments in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/12	03/31/13	03/31/13	03/31/13	03/31/13

UBS Cash Management Prime Relationship Fund	$40,084,612	$25,367,204	$34,285,153	$31,166,663	$16,035

[8]	Payment made or received is based on notional amount.
[9]	Payment is based on the performance of the underlying iBoxx USD Liquid High Yield Index.

UBS Opportunistic Emerging Markets Debt Relationship Fund

Industry diversification (unaudited)[1] As a percentage of net assets as of March 31, 2013

Bonds
Corporate bonds
Building products	0.71%
Capital markets	1.61
Commercial banks	2.09
Diversified financial services	4.10
Electric utilities	2.30
Food products	0.73
Metals & mining	0.68
Oil, gas & consumable fuels	11.50

Total corporate bonds	23.72%
Non-US government obligations	54.26
Structured notes	7.24

Total bonds	85.22%
Short-term investment	12.76
Options purchased	0.10

Total investments	98.08%
Cash and other assets, less liabilities	1.92

Net assets	100.00%

[1]	Figures represent the direct investments of UBS Opportunistic Emerging Markets Debt Relationship Fund (excluding derivatives exposure).
Figures might be different if a breakdown of derivatives exposure was included.

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of investments
March 31, 2013 (unaudited)

	Face amount		Value

Bonds — 85.22%
Corporate bonds — 23.72%
Brazil — 2.30%
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[1]		$650,000	$689,000

China — 1.39%
China Liansu Group Holdings Ltd.,
7.875%, due 05/13/16[1]		200,000	213,250
China Oriental Group Co., Ltd.,
8.000%, due 08/18/15[1]		200,000	203,500

Total China corporate bonds			416,750

Croatia — 0.73%
Agrokor DD,
8.875%, due 02/01/20[2]		200,000	219,500

Czech Republic — 0.46%
EP Energy AS,
5.875%, due 11/01/19[2]	EUR	100,000	136,285

Kazakhstan — 3.05%
KazMunayGas National Co.,
8.375%, due 07/02/13[1]		$900,000	913,500

Russia — 6.77%
Bank of Moscow Capital PL,
6.699%, due 03/11/15[1]		300,000	318,000
RSHB Capital SA for OJSC Russian
Agricultural Bank,
7.750%, due 05/29/18[1]		150,000	174,938
VEB Finance Ltd.,
6.800%, due 11/22/25[1]		900,000	1,056,375
VTB Capital SA,
6.465%, due 03/04/15[1]		450,000	481,500

Total Russia corporate bonds			2,030,813

Ukraine — 5.64%
Biz Finance PLC,
11.000%, due 02/03/14[3]	UAH	3,000,000	309,392
Nak Naftogaz Ukraine,
9.500%, due 09/30/14		$1,350,000	1,380,375

Total Ukraine corporate bonds			1,689,767

Venezuela — 3.38%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[1]		850,000	824,500
9.000%, due 11/17/21[1]		200,000	190,000

Total Venezuela corporate bonds			1,014,500

Total corporate bonds
(cost $6,949,004)			7,110,115

Non-US government obligations — 54.26%
Argentina — 13.34%
Republic of Argentina,
6.266%, due 12/15/35[4]		4,800,000	174,610
Series VII, 7.000%, due 09/12/13		1,950,000	1,922,917
7.000%, due 10/03/15		1,610,000	1,345,960
Series X, 7.000%, due 04/17/17		200,000	155,144
8.280%, due 12/31/33		410,250	211,279
Series 1, 8.750%, due 06/02/17		88,658	64,720
10.007%, due 12/15/35		3,547,755	125,509

			4,000,139

Belarus — 3.64%
Republic of Belarus,
8.750%, due 08/03/15		1,050,000	1,092,000

Brazil — 9.34%
Letras do Tesouro Nacional,
7.244%, due 04/01/14[5]	BRL	175,000	80,087
Notas do Tesouro Nacional,
Series B, 6.000%, due 05/15/45[6]		1,950,000	2,720,497

			2,800,584

Chile — 4.10%
Bonos de la Tesoreria de la Republica,
3.000%, due 07/01/17[6]	CLP	571,752,750	1,230,855

China — 1.99%
China Government Bond,
2.380%, due 07/19/14	CNY	3,200,000	517,430
2.480%, due 12/01/20		500,000	78,609

			596,039

Hungary — 2.08%
Hungary Treasury Bills,
6.109%, due 07/24/13[5]	HUF	150,000,000	622,559

Mexico — 3.82%
Mexican Udibonos,
4.000%, due 11/15/40[6]	MXN	10,383,918	1,144,181

Nigeria — 2.69%
Nigeria Treasury Bills,
11.014%, due 01/09/14[5]	NGN	20,000,000	116,533
14.212%, due 04/25/13[5]		50,000,000	312,135
14.555%, due 04/04/13[5]		60,000,000	377,597

			806,265

South Africa — 5.77%
Republic of South Africa,
5.500%, due 12/07/23[6]	ZAR	10,715,676	1,729,264

Turkey — 2.66%
Republic of Turkey,
7.000%, due 10/01/14	TRY	1,322,052	796,568

Venezuela — 4.83%
Republic of Venezuela,
8.250%, due 10/13/24[1]		$1,600,000	1,448,000

Total Non-US government obligations
(cost $16,151,336)			16,266,454

Structured notes — 7.24%
Ghana — 2.67%
Standard Chartered Bank,
23.000%, due 08/21/17[2]
(linked to Republic of Ghana,
23.000%, due 08/21/17)		1,350,000	800,212

India — 2.34%
Standard Chartered Bank,
8.130%, due 09/23/22[2]
(linked to Indian Government Bonds,
8.130%, due 09/23/22)		713,982	702,249

Nigeria — 2.23%
HSBC Bank PLC,
15.663%, due 08/12/13[2,5]
(linked to Nigeria Treasury Bill,
15.663%, due 08/12/13)	NGN	37,000,000	$224,105
HSBC Bank PLC,
15.665%, due 03/30/13[2,5]
(linked to Nigeria Treasury Bill,
15.665%, due 03/30/13)		$443,038	442,373

			666,478

Total structured notes
(cost $2,219,533)			2,168,939

Total bonds
(cost $25,319,873)			25,545,508

	Shares

Short-term investment — 12.76%
Investment company — 12.76%
UBS Cash Management Prime Relationship Fund[7]
(cost $3,824,662)		3,824,662	3,824,662

	Face amount
	covered by
	contracts

Options purchased* — 0.10%
Call options — 0.00%[8]
Foreign Exchange Option, Buy
GBP/SGD,
strike @ SGD 1.90,
expires April 2013	GBP	290,000	339
Foreign Exchange Option, Buy
GBP/SGD,
strike @ SGD 1.92,
expires April 2013		90,000	151
Foreign Exchange Option, Buy
GBP/SGD,
strike @ SGD 1.94,
expires April 2013		50,000	34
Foreign Exchange Option, Buy
USD/SAR,
strike @ SAR 3.75,
expires July 2013		$1,187,500	1,392

			1,916

Put options — 0.10%
Foreign Exchange Option, Buy
EUR/BRL,
strike @ BRL 2.40,
expires June 2013	EUR	140,000	104
Foreign Exchange Option, Buy
EUR/BRL,
strike @ BRL 2.52,
expires June 2013		140,000	924
Foreign Exchange Option, Buy
EUR/BRL,
strike @ BRL 2.54,
expires June 2013		130,000	1,228
Foreign Exchange Option, Buy
EUR/BRL,
strike @ BRL 2.50,
expires September 2013		170,000	1,523
Foreign Exchange Option, Buy
EUR/BRL,
strike @ BRL 2.50,
expires September 2013		160,000	1,437
Foreign Exchange Option, Buy
EUR/BRL,
strike @ BRL 2.50,
expires September 2013		180,000	1,645
Foreign Exchange Option, Buy
EUR/ZAR,
strike @ ZAR 11.80,
expires June 2013		140,000	3,335
Foreign Exchange Option, Buy
GBP/BRL,
strike @ BRL 2.90,
expires June 2013	GBP	150,000	610
Foreign Exchange Option, Buy
GBP/BRL,
strike @ BRL 2.90,
expires September 2013		250,000	1,951
Foreign Exchange Option, Buy
GBP/MXN,
strike @ MXN 18.80,
expires September 2013		190,000	6,506
Foreign Exchange Option, Buy
GBP/RUB,
strike @ RUB 45.90,
expires September 2013		170,000	1,429
Foreign Exchange Option, Buy
GBP/ZAR,
strike @ ZAR 13.20,
expires September 2013		80,000	766
Foreign Exchange Option, Buy
GBP/ZAR,
strike @ ZAR 13.20,
expires September 2013		130,000	1,245

Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 1.92,
expires April 2013	$360,000	0
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 1.94,
expires April 2013	330,000	4
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 1.93,
expires April 2013	380,000	4
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 2.01,
expires April 2013	290,000	1,408
Foreign Exchange Option, Buy
USD/RUB,
strike @ RUB 30.40,
expires May 2013	110,000	229
Foreign Exchange Option, Buy
USD/RUB,
strike @ RUB 31.00,
expires June 2013	70,000	456
Foreign Exchange Option, Buy
USD/SAR,
strike @ SAR 3.75,
expires July 2013	1,187,500	292
Foreign Exchange Option, Buy
USD/TRY,
strike @ TRY 1.74,
expires April 2013	80,000	0
Foreign Exchange Option, Buy
USD/ZAR,
strike @ ZAR 8.40,
expires August 2013	230,000	634
Foreign Exchange Option, Buy
USD/ZAR,
strike @ ZAR 9.00,
expires September 2013	190,000	3,442

		29,172

Total options purchased
(cost $74,441)		31,088

Total investments — 98.08%
(cost $29,218,976)		29,401,258
Cash and other assets, less liabilities — 1.92%		574,343

Net assets — 100.00%		$29,975,601

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$1,350,028
Gross unrealized depreciation	(1,167,746)

Net unrealized appreciation of investments	$182,282

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to end of this report.

Forward foreign currency contracts

						Unrealized
					Maturity	appreciation/
Counterparty	Contracts to deliver		In exchange for		date	(depreciation)

BB	CLP	586,090,000	USD	1,221,912	06/14/13	$(8,169)
BB	EUR	20,000	USD	27,174	04/04/13	1,536
BB	GBP	102,955	SGD	193,000	04/19/13	(813)
BB	GBP	31,405	SGD	60,000	04/19/13	662
BB	MXN	1,361,000	USD	108,779	04/04/13	(1,390)
BB	SGD	236,000	GBP	125,668	04/05/13	672
BB	SGD	9,000	GBP	4,715	04/19/13	(93)
BB	SGD	34,000	GBP	18,163	04/19/13	183
BB	SGD	15,000	USD	12,258	07/08/13	161
BB	TRY	86,000	USD	47,569	04/04/13	42
BB	TRY	157,000	USD	86,501	04/04/13	(264)
BB	USD	127,207	ARS	706,000	06/11/13	(4,394)
BB	USD	850,549	CNY	5,344,000	06/14/13	5,835
BB	USD	86,368	EUR	64,000	04/04/13	(4,328)
BB	USD	108,007	HUF	23,284,000	04/02/13	(9,949)
BB	USD	839,991	HUF	194,500,000	06/14/13	(27,700)
BB	USD	478,853	INR	26,629,000	06/14/13	3,656
BB	USD	1,098,674	KRW	1,198,214,000	06/14/13	(26,015)
BB	USD	173,156	MXN	2,148,000	04/02/13	751
BB	USD	74,971	MXN	949,000	04/04/13	1,848
BB	USD	87,968	MXN	1,126,000	04/08/13	3,144
BB	USD	9,603	MYR	30,000	04/30/13	66
BB	USD	20,010	RUB	607,000	04/04/13	(499)
BB	USD	12,192	SGD	15,000	07/08/13	(96)
BB	USD	58,415	TRY	104,000	04/04/13	(940)
CSI	BRL	113,000	USD	57,100	04/08/13	1,214
CSI	BRL	294,000	USD	145,761	04/25/13	644
CSI	BRL	4,716,246	USD	2,373,551	06/14/13	59,742
CSI	EUR	131,000	USD	169,296	04/02/13	1,373
CSI	EUR	286,000	USD	370,756	04/04/13	4,143
CSI	HUF	23,284,000	USD	105,529	04/02/13	7,471
CSI	HUF	137,000,000	USD	591,409	06/14/13	19,256
CSI	IDR	4,974,664,000	USD	507,878	06/14/13	810
CSI	INR	30,896,000	USD	558,738	06/14/13	(1,087)
CSI	MXN	5,222,000	USD	420,365	04/02/13	(2,419)
CSI	MXN	1,072,000	USD	86,987	04/02/13	196
CSI	MYR	30,000	USD	9,659	04/30/13	(10)
CSI	USD	63,604	ARS	353,000	06/11/13	(2,197)
CSI	USD	56,574	BRL	113,000	04/08/13	(688)
CSI	USD	72,414	BRL	147,000	04/25/13	145
CSI	USD	72,736	BRL	147,000	04/25/13	(178)
CSI	USD	67,499	CLP	31,969,000	04/11/13	205
CSI	USD	5,108	EUR	4,000	04/02/13	19
CSI	USD	163,845	EUR	127,000	04/02/13	(1,049)
CSI	USD	500,033	MXN	6,183,000	04/02/13	556
CSI	USD	8,009	MXN	103,000	04/08/13	325
CSI	USD	52,013	RUB	1,588,000	04/04/13	(969)
CSI	USD	102,117	TRY	184,000	04/04/13	(430)
CSI	USD	33,027	TRY	60,000	04/04/13	132

						Unrealized
					Maturity	appreciation/
Counterparty	Contracts to deliver		In exchange for		date	(depreciation)

DB	BRL	100,000	USD	48,714	04/04/13	$(762)
DB	CLP	31,969,000	USD	67,623	04/11/13	(80)
DB	GBP	144,976	SGD	275,000	04/05/13	1,434
DB	MXN	1,858,000	USD	150,020	04/02/13	(408)
DB	MXN	1,229,000	USD	96,715	04/08/13	(2,732)
DB	MXN	7,960,000	USD	637,928	06/14/13	(2,042)
DB	PLN	3,453,000	USD	1,056,836	06/14/13	2,741
DB	RUB	2,566,000	USD	83,029	04/04/13	547
DB	SGD	37,000	GBP	19,536	04/05/13	(148)
DB	SGD	2,000	USD	1,611	04/05/13	(2)
DB	TRY	105,000	USD	57,883	04/04/13	(144)
DB	UAH	447,500	USD	45,271	02/03/14	(2,849)
DB	USD	40,409	BRL	83,000	04/04/13	656
DB	USD	32,030	MXN	412,000	04/04/13	1,320
DB	USD	12,015	RUB	371,000	04/04/13	(90)
DB	USD	756,835	THB	22,478,000	06/14/13	7,247
DB	USD	761,055	TWD	22,512,000	06/14/13	(7,058)
DB	ZAR	9,835,900	USD	1,066,997	06/14/13	7,976
GSI	MXN	5,423,000	USD	422,188	06/14/13	(13,812)
GSI	RON	850,000	USD	249,048	06/14/13	4,655
GSI	TRY	1,880,000	USD	1,023,798	06/14/13	(5,529)
GSI	TRY	738,340	USD	406,508	06/14/13	2,256
GSI	UAH	447,500	USD	45,248	02/03/14	(2,872)
GSI	USD	63,604	ARS	353,000	06/11/13	(2,197)
GSI	USD	8,240	BRL	17,000	04/04/13	171
GSI	BRL	2,530,000	USD	1,238,678	06/14/13	(2,550)
JPMCB	EUR	639,359	USD	830,000	04/15/13	10,370
JPMCB	USD	127,321	ARS	713,000	06/11/13	(3,290)
JPMCB	USD	180,018	ARS	1,000,000	06/14/13	(6,731)
RBS	USD	190,909	ARS	1,064,000	06/11/13	(5,819)

Net unrealized appreciation on forward foreign currency contracts						$1,368

Futures contracts

	Expiration	Cost/		Unrealized
	date	(proceeds)	Value	depreciation

US Treasury futures sell contracts:
10 Year US Treasury Notes, 4 contracts (USD)	June 2013	$(527,120)	$(527,937)	$(817)

Currency swap agreement3

		Pay		Receive	Termination	Pay	Receive	Upfront		Unrealized
Counterparty		contracts		contracts	date	rate[9]	rate[9]	payments	Value	appreciation

BB	INR	37,150,000	USD	719,681	12/05/16	4.500%	6 month USD LIBOR	$—	$62,741	$62,741

Interest rate swap agreements

			Termination	Payments made by	Payments received	Upfront		Unrealized
Counterparty	Notional amount		date	the Fund[9]	by the Fund[9]	payments	Value	depreciation

CITI	KRW	1,100,000,000	08/26/16	3.410%	3 month CD KSDA	$—	$(24,890)	$(24,890)
GSI	TWD	32,500,000	08/26/16	1.280	3 month TWCPBA	—	(7,251)	(7,251)

						$—	$(32,141)	$(32,141)

Total return swap agreements3

					Upfront
			Termination	Payments received	payments		Unrealized
Counterparty	Notional amount		date	by the Fund	made[11]	Value	depreciation

MLI	BRL	950,000	04/01/14	—[10]	$(1,410,316)	$1,383,516	$(26,800)

Options written

	Expiration	Premiums
	date	received	Value

Call options
Foreign Exchange Option, Sell USD/BRL, 100,000 face amount covered
by contracts, strike @ BRL 1.96	April 2013	$1,005	$(2,894)
Foreign Exchange Option, Sell USD/BRL, 170,000 face amount covered
by contracts, strike @ BRL 2.03	May 2013	2,167	(2,367)
Foreign Exchange Option, Sell USD/BRL, 240,000 face amount covered
by contracts, strike @ BRL 2.05	May 2013	2,573	(2,673)
Foreign Exchange Option, Sell USD/BRL, 250,000 face amount covered
by contracts, strike @ BRL 2.03	June 2013	2,105	(3,991)
Foreign Exchange Option, Sell USD/BRL, 140,000 face amount covered
by contracts, strike @ BRL 2.03	June 2013	1,225	(2,264)
Foreign Exchange Option, Sell USD/BRL, 80,000 face amount covered
by contracts, strike @ BRL 2.08	February 2014	3,032	(3,615)
Put options
Foreign Exchange Option, Sell EUR/BRL, 260,000 face amount covered
by contracts, strike @ BRL 2.44	June 2013	740	(558)
Foreign Exchange Option, Sell EUR/BRL, 170,000 face amount covered
by contracts, strike @ BRL 2.40	September 2013	986	(490)
Foreign Exchange Option, Sell EUR/BRL, 160,000 face amount covered
by contracts, strike @ BRL 2.40	September 2013	767	(465)
Foreign Exchange Option, Sell EUR/BRL, 180,000 face amount covered
by contracts, strike @ BRL 2.40	September 2013	611	(543)
Foreign Exchange Option, Sell EUR/ZAR, 280,000 face amount covered
by contracts, strike @ ZAR 11.20	June 2013	1,497	(1,505)
Foreign Exchange Option, Sell GBP/BRL, 150,000 face amount covered
by contracts, strike @ BRL 2.80	June 2013	1,361	(124)
Foreign Exchange Option, Sell GBP/BRL, 250,000 face amount covered
by contracts, strike @ BRL 2.75	September 2013	2,488	(422)
Foreign Exchange Option, Sell GBP/MXN, 290,000 face amount covered
by contracts, strike @ MXN 17.90	September 2013	3,202	(3,242)
Foreign Exchange Option, Sell GBP/RUB, 170,000 face amount covered
by contracts, strike @ RUB 44.20	September 2013	1,374	(640)
Foreign Exchange Option, Sell GBP/ZAR, 210,000 face amount covered
by contracts, strike @ ZAR 12.75	September 2013	2,575	(873)
Foreign Exchange Option, Sell USD/BRL, 360,000 face amount covered
by contracts, strike @ BRL 1.90	April 2013	313	—
Foreign Exchange Option, Sell USD/BRL, 330,000 face amount covered
by contracts, strike @ BRL 1.91	April 2013	333	—
Foreign Exchange Option, Sell USD/BRL, 380,000 face amount covered
by contracts, strike @ BRL 1.90	April 2013	427	—
Foreign Exchange Option, Sell USD/BRL, 580,000 face amount covered
by contracts, strike @ BRL 1.97	April 2013	1,412	(603)
Foreign Exchange Option, Sell USD/RUB, 110,000 face amount covered
by contracts, strike @ RUB 29.75	May 2013	311	(60)
Foreign Exchange Option, Sell USD/RUB, 140,000 face amount covered
by contracts, strike @ RUB 30.00	June 2013	424	(146)
Foreign Exchange Option, Sell USD/ZAR, 380,000 face amount covered
by contracts, strike @ ZAR 8.40	September 2013	1,904	(1,645)

Total options written		$32,832	$(29,120)

Foreign exchange option activity for the period ended March 31, 2013 was as follows:

Premiums
received

Foreign exchange options outstanding at December 31, 2012	$—
Foreign exchange options written	104,629
Foreign exchange options terminated in closing purchase transactions	(71,589)
Foreign exchange options expired prior to exercise	(208)

Foreign exchange options outstanding at March 31, 2013	$32,832

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$7,110,115	$—	$7,110,115
Non-US government obligations	—	16,266,454	—	16,266,454
Structured notes	—	2,168,939	—	2,168,939
Short-term investment	—	3,824,662	—	3,824,662
Options purchased	—	31,088	—	31,088
Forward foreign currency contracts, net	—	1,368	—	1,368
Futures contracts, net	(817)	—	—	(817)
Swap agreements, net	—	1,414,116	—	1,414,116
Options written	—	(29,120)	—	(29,120)

Total	$(817)	$30,787,622	$—	$30,786,805

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2013, the value of these securities amounted to $6,512,563 or 21.73% of net assets.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $2,526,461 or 8.43% of net assets.
[3]	Security is illiquid. At March 31, 2013, the value of this security and other illiquid derivative instruments amounted to $1,755,649 or 5.86% of net assets.
[4]	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[5]	Interest rate is the discount rate at the date of purchase.
[6]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[7]	The table below details the Fund’s investments in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/12	03/31/13	03/31/13	03/31/13	03/31/13

UBS Cash Management Prime Relationship Fund	$2,729,580	$3,780,624	$2,685,542	$3,824,662	$1,404

[8]	Amount represents less than 0.005%.
[9]	Payments made or received are based on the notional amount.
[10]	Payment is based on the performance of the underlying Brazilian Government 6.000% bond, due 08/15/50.
[11]	Payment made to fully fund swap.

UBS Cash Management Prime Relationship Fund — Portfolio of investments
March 31, 2013 (unaudited)

	Face
	amount	Value

Short-term investments — 97.72%
Certificates of deposit — 15.17%
Bank of Montreal,
0.200%, due 06/06/13	$5,000,000	$5,000,000
Bank of Nova Scotia,
0.253%, due 08/16/13	5,000,000	5,000,000
0.356%, due 03/03/14	4,000,000	4,000,000
Branch Banking & Trust Co.,
0.254%, due 04/04/13	6,500,000	6,500,000
Canadian Imperial Bank of Commerce,
0.292%, due 06/10/13	6,000,000	6,000,000
Citibank N.A.,
0.180%, due 04/08/13	5,000,000	5,000,000
0.180%, due 04/22/13	12,000,000	12,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
0.434%, due 09/25/13	6,000,000	6,000,000
Credit Industriel et Commercial,
0.300%, due 06/03/13	5,000,000	5,000,000
Credit Suisse,
0.230%, due 06/11/13	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.,
0.230%, due 06/03/13	7,000,000	7,000,000
Societe Generale,
0.210%, due 04/05/13	6,000,000	6,000,000
Sumitomo Mitsui Banking Corp.,
0.230%, due 04/22/13	7,000,000	7,000,000
0.250%, due 04/08/13	4,000,000	4,000,000
Svenska Handelsbanken, Inc.,
0.230%, due 04/02/13	6,000,000	6,000,000
Toronto-Dominion Bank,
0.300%, due 07/26/13	6,000,000	6,000,000

Total certificates of deposit
(cost $95,500,000)		95,500,000

Commercial paper — 48.13%
ANZ New Zealand Int’l Ltd.,
0.300%, due 08/15/13[1,2]	3,000,000	2,999,984
0.303%, due 06/06/13[1,2]	4,000,000	4,000,000
Barclays Bank PLC,
0.270%, due 05/10/13[1,2]	6,000,000	5,998,245
0.270%, due 05/20/13[1,2]	7,000,000	6,997,428
Barton Capital LLC,
0.150%, due 04/03/13[1,2]	10,000,000	9,999,917
Bedford Row Funding Corp.,
0.422%, due 12/16/13[1,2]	3,500,000	3,489,424
BNP Paribas Finance, Inc.,
0.080%, due 04/01/13[1]	10,000,000	10,000,000
0.130%, due 04/02/13[1]	6,000,000	5,999,978
0.230%, due 06/17/13[1]	6,000,000	5,997,049
CAFCO LLC,
0.180%, due 04/18/13[1,2]	5,000,000	4,999,575
Cancara Asset Securitisation LLC,
0.230%, due 04/18/13[1,2]	3,000,000	2,999,674
Chariot Funding LLC,
0.180%, due 05/08/13[1,2]	5,000,000	4,999,075
0.280%, due 04/16/13[1,2]	6,000,000	5,999,300
0.321%, due 06/19/13[1,2]	5,000,000	4,996,489
Credit Suisse,
0.200%, due 05/28/13[1]	7,000,000	6,997,783
Deutsche Bank Financial LLC,
0.441%, due 06/10/13[1]	3,000,000	2,997,433
FCAR Owner Trust,
0.190%, due 06/03/13[1]	5,000,000	4,998,338
0.210%, due 05/10/13[1]	5,000,000	4,998,862
General Electric Capital Corp.,
0.220%, due 06/07/13[1]	4,000,000	3,998,362
0.230%, due 04/24/13[1]	5,000,000	4,999,266
0.240%, due 04/01/13[1]	4,000,000	4,000,000
Gotham Funding Corp.,
0.210%, due 06/14/13[1,2]	5,000,000	4,997,841
0.210%, due 06/20/13[1,2]	5,000,000	4,997,667
JPMorgan Chase & Co.,
0.260%, due 07/29/13[1]	5,000,000	4,995,703
0.351%, due 12/02/13[1]	4,000,000	3,990,472
Jupiter Securitization Co. LLC,
0.280%, due 04/18/13[1,2]	5,000,000	4,999,339
Liberty Street Funding LLC,
0.190%, due 06/25/13[1,2]	6,000,000	5,997,308

Market Street Funding LLC,
0.180%, due 06/24/13[1,2]	5,000,000	4,997,900
0.190%, due 04/17/13[1,2]	5,000,000	4,999,578
0.190%, due 05/10/13[1,2]	6,000,000	5,998,765
MetLife Short Term Funding LLC,
0.170%, due 04/23/13[1,2]	5,000,000	4,999,481
0.170%, due 05/10/13[1,2]	3,000,000	2,999,448
0.170%, due 06/07/13[1,2]	4,000,000	3,998,734
0.190%, due 06/17/13[1,2]	4,000,000	3,998,374
Mizuho Funding LLC,
0.270%, due 04/02/13[1,2]	6,000,000	5,999,955
Natixis US Finance Co. LLC,
0.210%, due 04/08/13[1]	8,000,000	7,999,673
Nieuw Amsterdam Receivables Corp.,
0.170%, due 04/15/13[1,2]	10,000,000	9,999,339
Nordea North America, Inc.,
0.195%, due 06/04/13[1]	7,000,000	6,997,573
Northern Pines Funding LLC,
0.501%, due 07/01/13[1,2]	4,000,000	3,994,944
Old Line Funding LLC,
0.170%, due 05/17/13[1,2]	5,000,000	4,998,914
0.190%, due 04/17/13[1,2]	5,000,000	4,999,578
0.220%, due 04/15/13[1,2]	7,000,000	6,999,401
Prudential Funding LLC,
0.200%, due 04/15/13[1]	5,000,000	4,999,611
Regency Markets No. 1 LLC,
0.180%, due 04/15/13[1,2]	5,000,000	4,999,650
Skandinaviska Enskilda Banken AB,
0.215%, due 04/16/13[1,2]	7,000,000	6,999,373
0.351%, due 06/10/13[1,2]	4,000,000	3,997,278
State Street Corp.,
0.170%, due 05/13/13[1]	5,000,000	4,999,009
0.200%, due 05/06/13[1]	6,000,000	5,998,833
Svenska Handelsbanken, Inc.,
0.250%, due 04/12/13[1,2]	7,000,000	6,999,465
Thunder Bay Funding LLC,
0.270%, due 04/01/13[1,2]	3,000,000	3,000,000
Toronto-Dominion Holdings USA, Inc.,
0.185%, due 04/30/13[1,2]	7,000,000	6,998,957
Toyota Motor Credit Corp.,
0.240%, due 06/12/13[1]	6,000,000	5,997,120
0.260%, due 09/16/13[1]	5,000,000	4,993,933
Victory Receivables Corp.,
0.200%, due 05/07/13[1,2]	7,000,000	6,998,600
0.210%, due 05/09/13[1,2]	7,000,000	6,998,448
Westpac Securities NZ Ltd.,
0.385%, due 01/02/14[1,2]	2,500,000	2,500,000

Total commercial paper
(cost $302,906,446)		302,906,446

Short-term corporate obligations — 1.59%
Bank of America N.A.,
0.200%, due 04/22/13	5,000,000	5,000,000
Wells Fargo Bank N.A.,
0.354%, due 07/19/13[3]	5,000,000	5,000,000

Total short-term corporate obligations
(cost $10,000,000)		10,000,000

US government and agency obligations — 11.09%
Federal Home Loan Mortgage Corp.,[4]
0.130%, due 08/26/13[1]	5,700,000	5,696,974
Federal National Mortgage Association,[4]
0.143%, due 06/12/13[1]	10,000,000	9,997,150
0.150%, due 08/21/13[1]	3,000,000	2,998,225
0.150%, due 09/03/13[1]	8,000,000	7,994,834
US Treasury Bills,
0.125%, due 09/05/13[1]	5,000,000	4,997,274
US Treasury Notes,
0.125%, due 09/30/13	4,000,000	3,998,483
0.500%, due 11/15/13	5,000,000	5,009,394
0.750%, due 12/15/13	9,000,000	9,035,870
1.375%, due 05/15/13	5,000,000	5,007,368
1.750%, due 04/15/13	10,000,000	10,006,054
2.750%, due 10/31/13	5,000,000	5,075,416

Total US government and agency obligations
(cost $69,817,042)		69,817,042

Repurchase agreements — 21.74%
Repurchase agreement dated 03/28/13 with Barclay’s Capital Inc., 0.150% due 04/01/13 collateralized by $55,007,200 US Treasury Bonds, 6.125%, due 11/15/27; (value — $81,600,071); proceeds: $80,001,333	80,000,000	80,000,000
Repurchase agreement dated 03/28/13 with Deutsche Bank, 0.200% due 04/01/13 collateralized by $47,371,000 various Government Agencies, 0.375% to 1.000%, due 08/27/14 to 12/10/14; (value — $47,736,204); proceeds: $46,801,040	46,800,000	46,800,000
Repurchase agreement dated 02/26/13 with Merrill Lynch, 0.660% due 05/28/13 collateralized by $12,534,889 with various Agencies, 0.000% to 1.159%, due 05/25/37 to 06/20/37; (value — $10,700,278); proceeds: $10,016,686[5]	10,000,000	10,000,000

Total repurchase agreements
(cost $136,800,000)		136,800,000

Total short-term investments
(cost $615,023,488)		615,023,488

Total investments — 97.72%
(cost $615,023,488)[6]		615,023,488
Cash and other assets, less liabilities—2.28%
		14,329,323

Net assets — 100.00%		$629,352,811

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Certificates of deposit	$—	$95,500,000	$—	$95,500,000
Commercial paper	—	302,906,446	—	302,906,446
Short-term corporate obligations	—	10,000,000	—	10,000,000
US government and agency obligations	—	69,817,042	—	69,817,042
Repurchase agreements	—	136,800,000	—	136,800,000

Total	$—	$615,023,488	$—	$615,023,488

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
[1]	Interest rates shown are the discount rate at date of purchase.
[2]	Security exempt from registration pursuant to Section 4(2) under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013 the value of these securities amounted to $196,947,448 or 31.29% of net assets.
[3]	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2013 and changes periodically.
[4]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[5]	Security is illiquid. At March 31, 2013, the value of this security and other illiquid derivative instruments amounted to $10,000,000 or 1.59% of net assets.
[6]	Aggregate cost for federal income tax purposes, which was the same for book purposes.

UBS U.S. Treasury Inflation Protected Securities Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of March 31, 2013

Bonds
US government obligations	98.28%

Total bonds	98.28%
Short-term investment	2.08

Total investments	100.36%
Liabilities, in excess of cash and other assets	(0.36)

Net assets	100.00%

[1]	Figures represent the direct investments of UBS U.S. Treasury Inflation Protected Securities Relationship Fund (excluding derivatives exposure). Figures might be different if a breakdown of derivatives exposure was included.

UBS U.S. Treasury Inflation Protected Securities Relationship Fund — Portfolio of investments
March 31, 2013 (unaudited)

	Face
	amount	Value

Bonds — 98.28%
US government obligations — 98.28%
US Treasury Bonds,
2.750%, due 11/15/42	$65,000	$60,247
US Treasury Inflation Indexed Bonds (TIPS),
2.000%, due 01/15/26	300,000	452,979
2.125%, due 02/15/41	260,000	386,865
2.375%, due 01/15/25	200,000	327,904
2.500%, due 01/15/29	275,000	412,018
3.375%, due 04/15/32	150,000	312,884
US Treasury Inflation Indexed Notes (TIPS),
0.125%, due 04/15/16	125,000	138,539
0.125%, due 04/15/17	75,000	82,011
0.125%, due 01/15/22	225,000	249,077
0.125%, due 07/15/22	275,000	300,099
0.125%, due 01/15/23	100,000	107,614
0.500%, due 04/15/15	325,000	362,778
0.625%, due 07/15/21	150,000	175,289
1.125%, due 01/15/21	200,000	248,207
1.250%, due 04/15/14	350,000	393,454
1.375%, due 07/15/18	350,000	437,768
1.375%, due 01/15/20	125,000	158,560
1.625%, due 01/15/15	350,000	450,229
1.875%, due 07/15/19	225,000	297,053
2.375%, due 01/15/17	250,000	333,002
2.500%, due 07/15/16	375,000	494,681

Total US government obligations
(cost $5,828,279)		6,181,258

Total bonds
(cost $5,828,279)		6,181,258

	Shares

Short-term investment — 2.08%
Investment company — 2.08%
UBS Cash Management Prime Relationship Fund[1]
(cost $131,133)	131,133	131,133

Total investments — 100.36%
(cost $5,959,412)		6,312,391

Liabilities, in excess of cash and other assets — (0.36%)		(22,835)

Net assets — 100.00%		$6,289,556

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$353,021
Gross unrealized depreciation	(42)

Net unrealized appreciation of investments	$352,979

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contract

	Expiration	Cost/		Unrealized
	date	(proceeds)	Value	appreciation

US Treasury futures buy contract:
US Long Bond Futures, 1 contract (USD)	June 2013	$142,814	$144,469	$1,655

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$6,181,258	$—	$6,181,258
Short-term investments	—	131,133	—	131,133
Futures contracts, net	1,655	—	—	1,655

Total	$1,655	$6,312,391	$—	$6,314,046

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
[1]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	12/31/12	03/31/13	03/31/13	03/31/13	03/31/13

UBS Cash Management Prime Relationship Fund	$460,714	$2,380,592	$2,710,173	$131,133	$209

Portfolio acronyms
ADR	American depositary receipt
CD KSDA	Korean Securities Dealer Association 91 day Certificate of Deposit Rate
CVA	Dutch certification - depository certificate
ETF	Exchange Traded Fund
GDP	Gross domestic product
GDR	Global depositary receipt
GE	General Electric
GO	General Obligation
GS	Goldman Sachs
LIBOR	London Interbank Offered Rate
NVDR	Non voting depository receipt
OJSC	Open joint stock company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.
TWCPBA	Taiwan Secondary Market Bills Rate

Counterparty abbreviations
BB	Barclays Bank PLC
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSCI	Morgan Stanley & Co. International PLC
RBS	Royal Bank of Scotland PLC

Currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
CZK	Czech Koruna
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	India Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SAR	Saudi Arabian Riyals
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand

Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities and instruments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Funds’ securities and instruments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these securities as of 4:00 p.m. Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities and instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If a security or instrument is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of the UBS Cash Management Prime Relationship Fund are valued using the amortized cost method of valuation. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of securities or instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2013 Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2012.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Principal Accounting Officer

Date:	May 30, 2013